FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 11.5%
	ADVERTISING & MARKETING - 0.0%(a)
38	Omnicom Group, Inc.	$ 3,151
79	Trade Desk, Inc. (The), Class A(b)	4,322
		7,473
	AEROSPACE & DEFENSE - 0.1%
176	Dassault Aviation S.A.(c)	58,076
4,027	Saab A.B.(c)	157,732
8	Teledyne Technologies, Inc.(b)	3,982
		219,790
	APPAREL & TEXTILE PRODUCTS - 0.1%
262	adidas A.G.(c)	61,425
250	Deckers Outdoor Corporation(b)	27,953
80	Gildan Activewear, Inc.(c)	3,537
25	Hermes International SCA(c)	65,212
52	LVMH Moet Hennessy Louis Vuitton S.E.(c)	32,163
227	NIKE, Inc., Class B	14,410
		204,700
	ASSET MANAGEMENT - 0.1%
110	3i Group PLC(c)	5,139
377	Ares Management Corporation, Class A	55,272
105	Blackrock, Inc.	99,379
133	Blackstone, Inc.	18,591
133	EQT A.B.(c)	4,026
57	Groupe Bruxelles Lambert N.V.(c)	4,243
145	Intermediate Capital Group PLC(c)	3,660
		190,310
	AUTOMOTIVE - 0.2%
130	Niterra Company Ltd.(c)	3,919
110	Rheinmetall A.G.(c)	156,973
777	Tesla, Inc.(b)	201,368
		362,260
	BANKING - 0.4%
23,988	Banco Santander S.A.(c)	160,802
1,943	Bank of America Corporation	81,081
443	Bank of Ireland Group PLC(c)	5,198

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 11.5% (Continued)
	BANKING - 0.4% (Continued)
236	Bank of Nova Scotia (The)(c)	$ 11,191
1,647	Barclays PLC(c)	6,124
354	Citigroup, Inc.	25,130
1,462	Danske Bank A/S(c)	47,703
70	Erste Group Bank A.G.(c)	4,826
6,893	HSBC Holdings PLC(c)	77,820
1,324	JPMorgan Chase & Company	324,776
54	KBC Group N.V.(c)	4,908
6,960	Lloyds Banking Group PLC(c)	6,481
759	NatWest Group PLC(c)	4,430
425	Royal Bank of Canada(c)	47,880
7,369	Standard Chartered PLC(c)	108,478
711	Sumitomo Mitsui Financial Group, Inc.(c)	17,994
4	Toronto-Dominion Bank (The)(c)	240
258	UniCredit SpA(c)	14,384
658	Westpac Banking Corporation(c)	12,982
		962,428
	BEVERAGES - 0.1%
270	Celsius Holdings, Inc.(b)	9,617
2,250	Monster Beverage Corporation(b)	131,670
517	PepsiCo, Inc.	77,519
		218,806
	BIOTECH & PHARMA - 0.5%
576	AbbVie, Inc.	120,684
100	Amgen, Inc.	31,155
288	AstraZeneca PLC(c)	41,872
370	Bayer A.G.(c)	8,835
396	Bristol-Myers Squibb Company	24,152
92	CSL Ltd.(c)	14,332
2,465	Daiichi Sankyo Company Ltd.(c)	57,714
340	Eli Lilly & Company	280,809
762	Johnson & Johnson	126,370
818	Merck & Company, Inc.	73,424
378	Novartis A.G.(c)	41,812

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 11.5% (Continued)
	BIOTECH & PHARMA - 0.5% (Continued)
1,893	Novo Nordisk A/S(c)	$ 128,910
131	Roche Holding A.G.(c)	43,024
213	Sanofi S.A.(c)	23,487
		1,016,580
	CABLE & SATELLITE - 0.0%(a)
736	Comcast Corporation, Class A	27,158

	CHEMICALS - 0.1%
50	Arkema S.A.(c)	3,808
362	Linde PLC(c)	168,562
		172,370
	COMMERCIAL SUPPORT SERVICES - 0.2%
2,297	Compass Group PLC(c)	75,759
1,612	Recruit Holdings Company Ltd.(c)	82,311
757	Republic Services, Inc.	183,316
554	Waste Connections, Inc.(c)	107,996
326	Waste Management, Inc.	75,472
		524,854
	CONSTRUCTION MATERIALS - 0.1%
277	CRH PLC(c)	24,012
97	Holcim A.G.(c)	10,363
1,224	Kingspan Group PLC(c)	98,193
		132,568
	CONTAINERS & PACKAGING - 0.0%(a)
521	AptarGroup, Inc.	77,306

	DIVERSIFIED INDUSTRIALS - 0.0%(a)
772	Emerson Electric Company	84,642
139	Siemens A.G.(c)	31,866
		116,508
	E-COMMERCE DISCRETIONARY - 0.2%
2,745	Amazon.com, Inc.(b)	522,263

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 11.5% (Continued)
	ELECTRIC UTILITIES - 0.8%
1,351	Alliant Energy Corporation	$ 86,937
1,353	Ameren Corporation	135,841
843	American Electric Power Company, Inc.	92,115
184	Boralex, Inc.(c)	3,698
624	Consolidated Edison, Inc.	69,008
906	Duke Energy Corporation	110,505
5,222	E.ON S.E.(c)	78,870
1,490	Edison International	87,791
628	EDP Renovaveis S.A.(c)	5,238
530	Elia Group S.A.(c)	45,959
1,492	Enel SpA(c)	12,102
247	Engie S.A.(c)	4,819
1,059	Evergy, Inc.	73,018
1,362	Eversource Energy	84,594
3,786	FirstEnergy Corporation	153,030
927	Hydro One Ltd.(c)	31,176
4,107	Iberdrola S.A.(c)	66,384
2,146	NextEra Energy, Inc.	152,130
1,481	Pinnacle West Capital Corporation	141,065
122	RWE A.G.(c)	4,358
810	Sempra	57,802
711	Southern Company (The)	65,376
2,482	SSE PLC(c)	51,110
6,046	Terna Rete Elettrica Nazionale(c)	54,710
498	Tohoku Electric Power Company, Inc.(c)	3,427
709	WEC Energy Group, Inc.	77,267
		1,748,330
	ELECTRICAL EQUIPMENT - 0.3%
729	AMETEK, Inc.	125,490
126	Assa Abloy A.B., Class B(c)	3,760
1,321	Carrier Global Corporation	83,751
36	Daikin Industries Ltd.(c)	3,875
1,850	Nibe Industrier A.B.(c)	6,982
23	Novanta, Inc.(b)(c)	2,941

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 11.5% (Continued)
	ELECTRICAL EQUIPMENT - 0.3% (Continued)
1,135	nVent Electric PLC(c)	$ 59,497
1,985	Prysmian SpA(c)	108,152
13	Schindler Holding A.G.(c)	4,054
370	Schneider Electric S.E.(c)	84,364
426	Trane Technologies PLC(c)	143,527
		626,393
	ENGINEERING & CONSTRUCTION - 0.1%
225	Gaztransport Et Technigaz S.A.(c)	34,153
755	WSP Global, Inc.(c)	128,142
		162,295
	ENTERTAINMENT CONTENT - 0.1%
171	Capcom Company Ltd.(c)	4,178
73	ROBLOX Corporation, Class A(b)	4,255
353	Take-Two Interactive Software, Inc.(b)	73,160
533	Walt Disney Company (The)	52,607
		134,200
	FOOD - 0.2%
466	Bakkafrost P/F(c)	21,937
2,792	BellRing Brands, Inc.(b)	207,892
2,178	Mowi ASA(c)	40,292
493	Nestle S.A.(c)	49,796
334	Salmar ASA(c)	16,003
212	Simply Good Foods Company (The)(b)	7,312
3,791	Vital Farms, Inc.(b)	115,512
		458,744
	FORESTRY, PAPER & WOOD PRODUCTS - 0.0%(a)
354	West Fraser Timber Company Ltd.(c)	27,193

	GAS & WATER UTILITIES - 0.1%
1,390	American Water Works Company, Inc.	205,053
135	Veolia Environnement S.A.(c)	4,637
		209,690
	HEALTH CARE FACILITIES & SERVICES - 1.9%
4,936	Cardinal Health, Inc.	680,033

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 11.5% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 1.9% (Continued)
2,975	Cencora, Inc.	$ 827,317
4,167	Centene Corporation(b)	252,979
1,338	Cigna Group (The)	440,202
245	CVS Health Corporation	16,599
1,119	Elevance Health, Inc.	486,720
126	Humana, Inc.	33,340
1,255	McKesson Corporation	844,601
809	Molina Healthcare, Inc.(b)	266,477
618	UnitedHealth Group, Inc.	323,678
		4,171,946
	HOME CONSTRUCTION - 0.0%(a)
445	DR Horton, Inc.	56,573
50	KB Home	2,906
415	Lennar Corporation, Class A	47,634
1	NVR, Inc.(b)	7,244
31	PulteGroup, Inc.	3,187
		117,544
	HOTEL OWNERS & DEVELOPERS - 0.0%(a)
207	Millrose Properties, Inc.(b)	5,488

	HOUSEHOLD PRODUCTS - 0.2%
411	Church & Dwight Company, Inc.	45,247
295	Colgate-Palmolive Company	27,642
50	Estee Lauder Companies, Inc. (The), Class A	3,300
1,120	Procter & Gamble Company (The)	190,869
79	Reckitt Benckiser Group PLC(c)	5,338
10,815	Unicharm Corporation(c)	85,788
473	Unilever PLC(c)	28,170
		386,354
	INDUSTRIAL REIT - 0.1%
6,039	Goodman Group(c)	107,291
176	Prologis, Inc.	19,675
		126,966

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 11.5% (Continued)
	INDUSTRIAL SUPPORT SERVICES - 0.0%(a)
49	Ashtead Group PLC(c)	$ 2,624

	INSTITUTIONAL FINANCIAL SERVICES - 0.1%
64	CME Group, Inc.	16,979
21	Deutsche Boerse A.G.(c)	6,182
59	Goldman Sachs Group, Inc. (The)	32,231
577	Interactive Brokers Group, Inc., Class A	95,545
108	Intercontinental Exchange, Inc.	18,630
88	London Stock Exchange Group PLC(c)	13,028
631	Morgan Stanley	73,619
		256,214
	INSURANCE - 0.4%
2,091	AIA Group Ltd.(c)	15,747
48	Allstate Corporation (The)	9,939
394	Aon PLC, Class A(c)	157,242
1,413	Arch Capital Group Ltd.(c)	135,902
264	Arthur J Gallagher & Company	91,143
93	Marsh & McLennan Companies, Inc.	22,695
173	MS&AD Insurance Group Holdings, Inc.(c)	3,721
734	Progressive Corporation (The)	207,730
156	SCOR S.E.(c)	4,493
142	Sompo Holdings, Inc.(c)	4,281
34	Swiss Re A.G.(c)	5,766
351	Tokio Marine Holdings, Inc.(c)	13,426
633	Travelers Companies, Inc. (The)	167,404
48	Voya Financial, Inc.	3,252
28	Zurich Insurance Group A.G.(c)	19,468
		862,209
	INTERNET MEDIA & SERVICES - 0.6%
680	Airbnb, Inc., Class A(b)	81,233
1,614	Alphabet, Inc., Class A	249,589
1,382	Alphabet, Inc., Class C	215,910
374	Auto Trader Group PLC(c)	3,596
656	Meta Platforms, Inc., Class A	378,092

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 11.5% (Continued)
	INTERNET MEDIA & SERVICES - 0.6% (Continued)
134	Netflix, Inc.(b)	$ 124,959
179	REA Group Ltd. (c)	24,559
473	Rightmove PLC(c)	4,189
227	Shopify, Inc., Class A(b)(c)	21,598
27	Spotify Technology S.A.(b)(c)	14,851
2,079	Uber Technologies, Inc.(b)	151,476
		1,270,052
	LEISURE FACILITIES & SERVICES - 0.1%
2,738	Chipotle Mexican Grill, Inc.(b)	137,475
194	McDonald's Corporation	60,600
214	Starbucks Corporation	20,991
		219,066
	MACHINERY - 0.1%
494	Atlas Copco A.B., Class A(c)	7,835
293	Atlas Copco A.B., Class B(c)	4,092
11	Disco Corporation(c)	2,193
1,371	Ingersoll Rand, Inc.	109,721
283	TOMRA Systems ASA(c)	4,011
		127,852
	MEDICAL EQUIPMENT & DEVICES - 0.3%
330	Abbott Laboratories	43,775
1,387	Boston Scientific Corporation(b)	139,920
42	Cochlear Ltd.(c)	6,885
582	Danaher Corporation	119,310
185	Edwards Lifesciences Corporation(b)	13,409
57	Illumina, Inc.(b)	4,522
283	Insulet Corporation(b)	74,319
31	Mettler-Toledo International, Inc.(b)	36,608
281	Thermo Fisher Scientific, Inc.	139,825
		578,573
	METALS & MINING - 0.1%
6,950	Hecla Mining Company	38,642
130	Newmont Corporation	6,276
212	Rio Tinto PLC(c)	12,561

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 11.5% (Continued)
	METALS & MINING - 0.1% (Continued)
604	Royal Gold, Inc.	$ 98,761
		156,240
	MULTI ASSET CLASS REIT - 0.0%(a)
413	Segro PLC(c)	3,686

	OIL & GAS PRODUCERS - 0.1%
2,319	CNX Resources Corporation(b)	73,002
2,407	Cosan S.A.(c)	3,126
3,655	Itochu Enex Company Ltd.(c)	39,071
1,524	Parkland Corporation(c)	38,151
		153,350
	OIL & GAS SERVICES & EQUIPMENT - 0.2%
12,595	Aker Solutions ASA(c)	40,374
3,131	Baker Hughes Company	137,608
1,399	Oceaneering International, Inc.(b)	30,512
2,190	SBM Offshore N.V.(c)	46,653
2,764	Schlumberger N.V.(c)	115,535
		370,682
	PUBLISHING & BROADCASTING - 0.0%(a)
2,851	Future PLC(c)	27,402
1,213	Ven Marketplaces ASA(c)	32,727
		60,129
	REAL ESTATE SERVICES - 0.0%(a)
2,823	Savills PLC(c)	34,828

	RESIDENTIAL REIT - 0.0%(a)
366	UNITE Group PLC (The)(c)	3,849

	RETAIL - CONSUMER STAPLES - 0.8%
327	Coles Group Ltd.(c)	3,991
407	Costco Wholesale Corporation	384,932
1,372	Dollarama, Inc.(c)	146,730
1,593	Kroger Company (The)	107,830
1,800	Sprouts Farmers Market, Inc.(b)	274,752

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 11.5% (Continued)
	RETAIL - CONSUMER STAPLES - 0.8% (Continued)
9,846	Walmart, Inc.	$ 864,381
		1,782,616
	RETAIL - DISCRETIONARY - 0.2%
24	AutoZone, Inc.(b)	91,507
39	Brunello Cucinelli SpA(c)	4,456
22	Builders FirstSource, Inc.(b)	2,749
363	Fast Retailing Company Ltd.(c)	106,656
194	Industria de Diseno Textil S.A.(c)	9,623
31,999	JD Sports Fashion PLC(c)	28,069
106	Lowe's Companies, Inc.	24,722
590	TJX Companies, Inc. (The)	71,862
		339,644
	SELF-STORAGE REIT - 0.0%(a)
71	Public Storage	21,250

	SEMICONDUCTORS - 0.6%
442	Advanced Micro Devices, Inc.(b)	45,411
454	Applied Materials, Inc.	65,884
7	ASM International N.V.(c)	3,146
236	BE Semiconductor Industries N.V.(c)	24,312
1,672	Broadcom, Inc.	279,943
26	KLA Corporation	17,675
252	Lam Research Corporation	18,320
70	Microchip Technology, Inc.	3,389
888	Micron Technology, Inc.	77,158
7,004	NVIDIA Corporation	759,094
50	NXP Semiconductors N.V.(c)	9,503
301	QUALCOMM, Inc.	46,237
482	Taiwan Semiconductor Manufacturing Company Ltd. - ADR(c)	80,012
		1,430,084
	SOFTWARE - 0.7%
118	Adobe, Inc.(b)	45,257
956	Akamai Technologies, Inc.(b)	76,958
11	ANSYS, Inc.(b)	3,482

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 11.5% (Continued)
	SOFTWARE - 0.7% (Continued)
383	Autodesk, Inc.(b)	$ 100,269
50	Cadence Design Systems, Inc.(b)	12,717
121	Fortinet, Inc.(b)	11,647
5	HubSpot, Inc.(b)	2,856
51	Intuit, Inc.	31,313
2,046	Microsoft Corporation	768,049
45	Okta, Inc.(b)	4,735
777	Oracle Corporation	108,632
664	Palo Alto Networks, Inc.(b)	113,306
202	PTC, Inc.(b)	31,300
297	Roper Technologies, Inc.	175,106
242	Salesforce, Inc.	64,943
272	SAP S.E.(c)	71,921
36	ServiceNow, Inc.(b)	28,661
6	Tyler Technologies, Inc.(b)	3,488
38	Workday, Inc., Class A(b)	8,874
		1,663,514
	SPECIALTY FINANCE - 0.0%(a)
384	American Express Company	103,315

	TECHNOLOGY HARDWARE - 0.6%
4,207	Apple, Inc.	934,501
1,110	Cisco Systems, Inc.	68,498
927	Nintendo Company Ltd.(c)	62,498
407	Panasonic Holdings Corporation(c)	4,808
8,741	Sony Group Corporation(c)	219,463
99	Super Micro Computer, Inc.(b)	3,390
		1,293,158
	TECHNOLOGY SERVICES - 0.7%
175	Accenture PLC, Class A(c)	54,607
3	Adyen N.V.(b)(c)	4,563
103	Amadeus IT Group S.A. (c)	7,856
77	Automatic Data Processing, Inc.	23,526
28	Booz Allen Hamilton Holding Corporation	2,928

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 11.5% (Continued)
	TECHNOLOGY SERVICES - 0.7% (Continued)
17	Broadridge Financial Solutions, Inc.	$ 4,122
138	Computacenter PLC(c)	4,357
354	Corpay, Inc.(b)	123,447
15	Equifax, Inc.	3,653
104	Experian PLC(c)	4,794
8	FactSet Research Systems, Inc.	3,637
23	Fair Isaac Corporation(b)	42,416
914	Fiserv, Inc.(b)	201,839
243	International Business Machines Corporation	60,424
459	Mastercard, Inc., Class A	251,588
67	MSCI, Inc.	37,889
765	Netcompany Group A/S(b)(c)	28,520
62	Paychex, Inc.	9,565
244	PayPal Holdings, Inc.(b)	15,921
345	RELX PLC(c)	17,262
223	S&P Global, Inc.	113,306
199	Softcat PLC(c)	4,064
360	Verisk Analytics, Inc.	107,143
858	Visa, Inc., Class A	300,696
491	WEX, Inc.(b)	77,097
26	Wolters Kluwer N.V.(c)	4,038
		1,509,258
	TELECOMMUNICATIONS - 0.0%(a)
1,292	AT&T, Inc.	36,538
598	KDDI Corporation(c)	9,409
252	TELUS Corporation(c)	3,615
101	T-Mobile US, Inc.	26,938
813	Verizon Communications, Inc.	36,877
		113,377
	TRANSPORTATION & LOGISTICS - 0.0%(a)
460	DSV A/S(c)	88,848
17	Kuehne + Nagel International A.G.(c)	3,911
		92,759

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2025

Shares						Fair Value
	COMMON STOCKS — 11.5% (Continued)
	WHOLESALE - CONSUMER STAPLES - 0.0%(a)
225	ITOCHU Corporation(c)					$ 10,354

	WHOLESALE - DISCRETIONARY - 0.0%(a)
233	Toyota Tsusho Corporation(c)					3,874

	TOTAL COMMON STOCKS (Cost $22,701,503)					25,393,074
			Expiration Date	Exercise Price
	RIGHTS — 0.0%(a)
	ELECTRIC UTILITIES - 0.0%(a)
530	Elia Group S.A. Rights (Cost $2,747)(b)(c)		04/04/2025	$ 61.880		2,587

Contracts
	EQUITY OPTIONS PURCHASED - 0.0%(a)	Broker/Counterparty			Notional Value
	PUT OPTIONS PURCHASED - 0.0%(a)
275	iShares iBoxx $ High Yield Corporate Bond ETF	MS	04/17/2025	76.000	$ 2,169,475	2,200
	TOTAL PUT OPTIONS PURCHASED (Cost - $9,075)

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $9,075)					2,200

	CURRENCY OPTIONS PURCHASED - 1.5%
	CALL OPTIONS PURCHASED - 0.8%
284,000	AUDcCADp Digi	JPM	04/22/2025	0.950	11,493	574
1,894,000	AUDcNZDp Digi	JPM	10/06/2025	1.200	77,772	9,555
8,567,000	EURcCHFp	JPM	06/12/2025	0.990	27,813	9,925
236,000	EURcCHFp OT	JPM	04/15/2025	1.000	14,574	636
4,642,000	EURcGBPp	JPM	04/01/2025	0.850	9,390	5
2,320,000	EURcGBPp	JPM	04/10/2025	0.870	12,062	91
3,958,000	EURcGBPp	JPM	06/16/2025	0.850	33,982	22,843
3,890,000	EURcHUFp	JPM	03/10/2026	480.000	19,953	19,961
4,853,000	EURcHUFp	JPM	03/11/2026	470.000	36,270	32,466
6,168,000	EURcPLNp	JPM	05/12/2025	4.400	12,610	6,202
5,826,000	EURcPLNp	JPM	12/10/2025	4.500	61,572	49,363
4,260,000	EURcUSDp	JPM	04/01/2025	1.100	9,216	6
4,675,000	EURcUSDp	JPM	04/08/2025	1.090	7,273	6,674
5,817,000	EURcUSDp	JPM	05/09/2025	1.120	42,903	15,967
182,000	EURcUSDp Digi	JPM	04/23/2025	1.130	20,125	6,938
105,000	EURcUSDp Digi	JPM	05/15/2025	1.030	6,875	1
827,000	EURcUSDp Digi	JPM	09/05/2025	1.150	130,874	123,739
4,545,000	GBPcCHFp	JPM	04/10/2025	1.160	8,015	1,640

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2025

Contracts
	CURRENCY OPTIONS PURCHASED - 1.5% (Continued)	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS PURCHASED - 0.8% (Continued)
4,942,000	GBPcUSDp	JPM	05/23/2025	$ 1.350	$ 12,155	$ 5,387
227,000	GBPcUSDp Digi	JPM	09/09/2025	1.400	22,182	14,227
23,981,000	NZDcUSDp	JPM	09/17/2025	0.640	41,544	16,821
235,000	NZDcUSDp Digi	JPM	04/02/2025	0.590	16,643	1
2,347,000	USDcBRLp	JPM	04/09/2025	5.810	15,725	9,318
5,894,000	USDcCADp	JPM	04/10/2025	1.460	15,472	7,372
16,567,000	USDcCADp	JPM	06/17/2025	1.550	35,039	9,209
88,000	USDcCADp Digi	CIT	04/29/2025	1.460	9,064	4,418
95,000	USDcCADp Digi	JPM	05/21/2025	1.460	9,690	19,972
3,413,000	USDcCADp Digi	JPM	06/17/2025	1.460	500,858	780,328
6,996,000	USDcCHFp	JPM	04/04/2025	0.900	8,885	329
816,000	USDcCHFp OT	JPM	12/15/2025	0.990	38,474	12,004
4,773,000	USDcCNHp	JPM	04/17/2025	7.430	19,059	708
10,401,000	USDcCNHp	JPM	05/07/2025	7.300	11,004	4,819
17,937,000	USDcCNHp	JPM	12/02/2025	7.800	122,366	35,276
103,000	USDcCNHp Digi	CIT	07/18/2025	7.400	9,466	15,049
1,597,000	USDcCNHp Digi	JPM	07/24/2025	7.500	158,103	133,496
320,000	USDcCNHp Digi	JPM	08/14/2025	8.000	15,040	2,981
1,570,000	USDcCNHp Digi	JPM	11/14/2025	8.000	107,608	35,170
21,047,000	USDcHKDp	JPM	11/24/2025	7.800	27,887	16,554
22,858,000	USDcHKDp	JPM	11/26/2025	7.850	23,429	11,679
3,563,000	USDcHKDp	JPM	02/11/2026	7.750	13,397	10,841
4,261,000	USDcINRp	JPM	04/16/2025	89.800	9,289	60
4,711,000	USDcINRp	JPM	05/15/2025	85.930	23,213	23,487
6,854,000	USDcINRp	JPM	06/13/2025	90.000	20,651	3,090
223,000	USDcINRp Digi	JPM	05/23/2025	89.000	51,749	5,817
207,000	USDcJPYp Digi	JPM	06/27/2025	182.500	9,729	35
4,745,000	USDcMXNp	JPM	04/10/2025	21.500	30,415	5,721
105,000	USDcMXNp Digi	JPM	05/01/2025	20.250	67,200	63,161
1,369,000	USDcSGDp Digi	JPM	04/16/2025	1.410	192,071	2,073
142,000	USDcSGDp Digi	JPM	04/30/2025	1.400	17,324	1,599
1,171,000	USDcTRYp	JPM	05/07/2025	51.500	7,003	6,790
1,413,000	USDcTRYp	JPM	05/26/2025	50.000	23,173	14,299
1,175,000	USDcTRYp	JPM	05/26/2025	51.000	15,393	10,855
1,174,000	USDcTRYp	JPM	05/26/2025	55.000	8,623	7,895
1,171,000	USDcTRYp	JPM	06/02/2025	55.000	11,698	10,129
105,000	USDcTWDp Digi	JPM	04/30/2025	32.000	81,428	103,068
	TOTAL CALL OPTIONS PURCHASED (Cost - $2,344,823)					1,710,624

	PUT OPTIONS PURCHASED - 0.7%
8,331,000	CHFpJPYc	JPM	05/09/2025	165.000	9,194	6,420
137,000	CHFpJPYc Digi	JPM	06/20/2025	160.000	18,821	13,187
4,563,000	EURpCHFc	JPM	05/23/2025	0.910	16,325	2,425
3,958,000	EURpGBPc	JPM	06/16/2025	0.830	36,228	12,339
315,000	EURpTRYc Digi	JPM	07/03/2025	38.000	24,246	3,026
1,188,000	EURpTRYc Digi	JPM	10/02/2025	38.000	96,927	8,679

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2025

Contracts
	CURRENCY OPTIONS PURCHASED - 1.5% (Continued)	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS PURCHASED - 0.7% (Continued)
481,000	EURpTRYc Digi	JPM	10/29/2025	$ 41.200	$ 63,030	$ 22,648
5,381,000	EURpUSDc	JPM	04/04/2025	1.080	10,609	9,056
3,257,000	EURpUSDc	JPM	04/10/2025	1.080	14,491	11,728
8,228,000	EURpUSDc	JPM	05/02/2025	1.000	55,921	461
40,032,000	EURpUSDc	JPM	12/04/2025	1.000	177,920	116,939
486,000	EURpUSDc Digi	JPM	04/03/2025	0.980	52,684	1
263,000	EURpUSDc Digi	JPM	05/08/2025	1.000	15,589	1,332
3,439,000	EURpUSDc OT	JPM	04/04/2025	0.960	255,783	4
55,000	GBPpAUDc OT	JPM	07/10/2025	1.780	5,610	82
190,000	GBPpTRYc Digi	JPM	07/08/2025	46.000	53,602	3,792
189,000	GBPpUSDc Digi	JPM	04/08/2025	1.180	24,534	2
81,000	GBPpUSDc Digi	JPM	04/10/2025	1.190	9,790	1
161,000	GBPpUSDc Digi	JPM	07/03/2025	1.150	18,274	1,519
6,105,000	NZDpUSDc	JPM	04/22/2025	0.570	15,337	25,841
831,000	USDpBRLc Digi	JPM	01/16/2026	5.500	79,236	137,359
1,483,000	USDpBRLc Digi	JPM	01/22/2026	5.200	130,504	102,986
494,000	USDpBRLc Digi	JPM	02/11/2026	5.600	97,071	100,757
494,000	USDpBRLc Digi	JPM	05/11/2026	5.600	89,908	89,900
494,000	USDpBRLc Digi	JPM	08/11/2026	5.600	84,721	83,191
4,711,000	USDpINRc	JPM	05/15/2025	84.550	23,213	6,395
4,684,000	USDpJPYc	JPM	04/03/2025	146.000	29,322	292
4,684,000	USDpJPYc	JPM	04/03/2025	148.000	49,116	2,991
6,272,000	USDpJPYc	JPM	04/08/2025	144.000	46,601	1,781
2,595,000	USDpJPYc	JPM	04/10/2025	144.750	5,639	916
316,000	USDpJPYc Digi	JPM	05/02/2025	139.000	33,591	7,561
46,000	USDpJPYc Digi	MS	08/27/2025	140.000	5,060	8,980
127,000	USDpJPYc Digi	JPM	09/03/2025	120.000	8,217	1,236
1,011,000	USDpJPYc Digi	JPM	09/09/2025	120.500	85,430	11,263
3,114,000	USDpJPYc Digi	JPM	11/04/2025	130.000	286,488	201,419
3,121,000	USDpJPYc Digi	JPM	11/18/2025	130.000	257,326	216,172
1,567,000	USDpJPYc Digi	JPM	12/18/2025	135.000	218,988	223,201
2,122,000	USDpJPYc iOT	JPM	11/26/2025	110.000	60,116	13,276
633,000	USDpJPYc iOT	JPM	12/02/2026	110.000	111,870	34,009
730,000	USDpJPYc iOT	JPM	12/02/2026	110.000	88,841	32,019
7,045,000	USDpMXNc	JPM	04/15/2025	19.690	8,313	1,144
5,190,000	USDpMXNc	JPM	05/15/2025	19.500	8,890	2,079
93,000	USDpMXNc Digi	CIT	05/05/2025	18.630	8,835	404
4,079,000	USDpTRYc	JPM	03/13/2026	42.000	36,527	21,481
53,000	USDpTRYc Digi	JPM	04/21/2025	37.000	12,932	1,570
218,000	USDpTRYc Digi	JPM	07/15/2025	37.000	10,737	4,300
242,000	USDpTRYc Digi	JPM	12/03/2025	39.500	22,143	15,709
314,000	USDpTRYc Digi	JPM	12/09/2025	39.000	30,709	13,903
	TOTAL PUT OPTIONS PURCHASED (Cost - $2,905,261)					1,575,776

	TOTAL CURRENCY OPTIONS PURCHASED (Cost - $5,250,084)					3,286,400

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2025

Contracts(e)
	INDEX OPTIONS PURCHASED - 0.2%(e)	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS PURCHASED - 0.2%(e)
544	Chicago Board Options Exchange VIX US	MS	04/16/2025	$ 18.000	$ 1,212,032	$ 17,952
99	Euro STOXX 50 Volatility Index(h)	MS	01/16/2026	3,600.000	5,195,906	37,916
99	Euro STOXX 50 Volatility Index(h)	MS	01/16/2026	3,800.000	5,195,906	48,734
99	Euro STOXX 50 Volatility Index(h)	MS	01/16/2026	4,050.000	5,195,906	67,050
12	Nikkei 225 Index(h)	MS	12/12/2025	26,000.000	427,410,720	30,409
12	Nikkei 225 Index(h)	MS	12/12/2025	28,000.000	427,410,720	44,813
12	Nikkei 225 Index(h)	MS	12/12/2025	30,000.000	427,410,720	66,820
9	S&P 500 Index	MS	02/20/2026	4,100.000	5,050,665	48,645
9	S&P 500 Index	MS	02/20/2026	4,400.000	5,050,665	67,230
9	S&P 500 Index	MS	02/20/2026	4,750.000	5,050,665	100,620
	TOTAL PUT OPTIONS PURCHASED (Cost - $453,857)					530,189

	TOTAL INDEX OPTIONS PURCHASED (Cost - $453,857)					530,189

	BINARY AND TRIPLE BINARY OPTIONS PURCHASED - 0.8%(d)
	PUT OPTIONS PURCHASED - 0.8%(d)
1,130,000	EURUSD < 1.0103 and SX5E < 5183.97	GS	07/18/2025	1.010	142,662	32,782
1,130,000	EURUSD < 1.0103 and SX5E < 5183.97	GS	08/15/2025	1.010	142,662	49,207
1,130,000	EURUSD < 1.0103 and SX5E < 5183.97	GS	09/19/2025	1.010	142,662	56,124
209,000	EURUSD > 1.12 and USDCNH > 7.25	JPM	06/06/2025	1.120	7,294	5,191
622,000	EUSA10 < 2.08% and EURUSD < 1.0900	CIT	05/27/2025	2.080	39,459	8,950
622,000	EUSA10 < 2.08% and EURUSD < 1.0900	CIT	06/10/2025	2.080	39,459	11,036
622,000	EUSA10 < 2.08% and EURUSD < 1.0900	CIT	06/24/2025	2.080	39,459	12,853
622,000	EUSA10 < 2.08% and EURUSD < 1.0900	CIT	07/08/2025	2.080	39,459	15,410
622,000	EUSA10 < 2.08% and EURUSD < 1.0900	CIT	07/22/2025	2.080	39,459	17,564
1,556,000	EUSA10 < 2.1030% and EURUSD < 1.0907	MS	09/11/2025	2.100	103,041	91,579
1,556,000	EUSA10 < 2.1030% and EURUSD < 1.0907	MS	09/25/2025	2.100	103,041	95,788
154,000	FXI > 33.5687 and USDCNH > 7.4065	BAR	06/20/2025	33.570	9,625	9,550
748,000	SPX < 4652.75 and USDJPY < 145.42	CIT	04/17/2025	4,652.750	60,588	1,015
766,000	SPX < 4675.28 and USDJPY < 146.78	GS	11/21/2025	4,675.280	91,154	42,744
766,000	SPX < 4675.28 and USDJPY < 146.78	GS	12/19/2025	4,675.280	93,835	46,109
748,000	SPX < 4757.30 and USDJPY < 142.39	CIT	04/17/2025	4,757.300	60,588	1
964,000	SPX < 5319.50 and GLD US > 285.59	JPM	06/20/2025	5,319.500	48,200	73,777
851,000	SPX < 5562.41 and GLD US > 272.32	JPM	12/19/2025	5,562.410	42,125	167,172
48,000	SPX < 5600 and GBPUSD < 1.1575	GS	04/04/2025	5,600.000	3,312	1
851,000	SPX < 5622.87 and GLD US > 272.32	JPM	11/21/2025	5,622.870	42,125	183,925
851,000	SPX < 5683.33 and GLD US > 272.32	JPM	10/17/2025	5,683.330	42,125	212,354
851,000	SPX < 5743.80 and GLD US > 272.32	JPM	09/19/2025	5,743.800	42,125	232,018
763,000	SPX < 5891.54 and GBPUSD < 1.2385	GS	04/04/2025	5,891.540	60,277	1
187,000	USDCNH > 7.3154 and USD 5s30s > 0.40%	CIT	09/19/2025	7.320	13,277	16,292
530,845	USDCNH > 7.4008 and US10YRSOFR < 3.555%	GS	09/03/2025	7.400	22,561	15,554
530,845	USDCNH > 7.4008 and US10YRSOFR < 3.555%	GS	10/03/2025	7.400	22,561	17,199
530,845	USDCNH > 7.4008 and US10YRSOFR < 3.555%	GS	11/03/2025	7.400	22,561	18,580
141,000	USDCNH > 7.45 and USDBRL < 5.95	MS	04/14/2025	7.450	10,716	738
789,000	USDKRW > 1398.18 and KOSPI2 > 384.22	MS	03/12/2026	1,398.180	35,900	59,648
766,000	USDKRW > 1420.64 and KOSPI > 403.23	GS	12/11/2025	1,420.640	28,725	30,563

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2025

Contracts(e)
	BINARY AND TRIPLE BINARY OPTIONS PURCHASED - 0.8%(d) (Continued)	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS PURCHASED - 0.8%(d) (Continued)
895,000	XAUUSD > 2485.10 and USDCNH > 7.3417	MS	05/16/2025	$ 2,485.100	$ 48,330	$ 161,921
	TOTAL PUT OPTIONS PURCHASED (Cost - $1,639,364)					1,685,646

	TOTAL BINARY AND TRIPLE BINARY OPTIONS PURCHASED (Cost - $1,639,364)					1,685,646

	FUTURE OPTIONS PURCHASED - 1.0%(f)
	CALL OPTIONS PURCHASED - 0.1%(f)
130	3 Month SOFR	MS	06/13/2025	96.130	31,174,000	21,937
10	Crude Oil Future(h)	MS	04/16/2025	72.000	714,800	13,600
10	Crude Oil Future(h)	MS	04/16/2025	74.500	714,800	5,800
10	Crude Oil Future(h)	MS	04/16/2025	77.000	714,800	2,400
10	Crude Oil Future(h)	MS	04/16/2025	80.500	714,800	900
101	Crude Oil IPE Future(h)	MS	10/28/2025	90.000	7,185,140	101,000
103	Crude Oil IPE Future(h)	MS	10/28/2025	100.000	7,327,420	52,530
24	S&P 500 Emini	MS	03/31/2025	5,800.000	6,783,900	60
	TOTAL CALL OPTIONS PURCHASED (Cost - $313,090)					198,227

	PUT OPTIONS PURCHASED - 0.9%(f)
130	3 Month SOFR	MS	06/13/2025	95.560	31,174,000	813
10	Crude Oil Future(h)	MS	04/16/2025	62.000	714,800	600
10	Crude Oil Future(h)	MS	04/16/2025	65.500	714,800	1,900
10	Crude Oil Future(h)	MS	04/16/2025	68.000	714,800	4,800
10	Crude Oil Future(h)	MS	04/16/2025	70.500	714,800	11,800
17	Crude Oil IPE Future(h)	MS	05/27/2025	60.000	1,257,490	3,400
6	Emini NA100 Wed WK	MS	04/09/2025	18,500.000	2,332,740	10,680
38	Euro-BUND	MS	05/23/2025	124.000	4,895,540	5,756
27	Gold Future(h)	MS	04/24/2025	2,950.000	8,505,810	15,660
75	Natural Gas Euro Future(h)	MS	08/26/2025	3.050	3,378,000	43,050
75	Natural Gas Euro Future(h)	MS	08/26/2025	4.600	3,378,000	488,475
158	S&P 500 Emini	MS	04/30/2025	5,600.000	44,660,675	786,049
63	S&P 500 Emini	MS	04/30/2025	5,800.000	17,807,738	611,888
6	S&P 500 Emini	MS	06/20/2025	5,600.000	1,695,975	49,650
16	S&P Emini 1st Week	MS	04/04/2025	5,600.000	4,522,600	35,600
	TOTAL PUT OPTIONS PURCHASED (Cost - $1,330,294)					2,070,121

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $1,643,384)					2,268,348

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2025

Principal Amount ($)				Yield (%)	Maturity	Fair Value
	SHORT-TERM INVESTMENTS — 58.5%
	U.S. TREASURY BILLS — 58.5%
12,300,000	United States Treasury Bill			2.8600	04/03/25	$ 12,297,106
10,000,000	United States Treasury Bill			3.8800	04/10/25	9,989,381
9,500,000	United States Treasury Bill			4.0600	04/17/25	9,482,058
9,200,000	United States Treasury Bill			4.1300	04/24/25	9,175,061
9,100,000	United States Treasury Bill			4.1800	05/01/25	9,067,845
11,100,000	United States Treasury Bill			4.2100	05/08/25	11,051,602
10,550,000	United States Treasury Bill			4.2200	05/15/25	10,495,360
14,850,000	United States Treasury Bill			4.2300	06/12/25	14,725,393
11,600,000	United States Treasury Bill			4.2600	07/10/25	11,464,804
7,400,000	United States Treasury Bill			4.2500	07/17/25	7,308,008
7,100,000	United States Treasury Bill			4.2400	07/24/25	7,006,357
9,000,000	United States Treasury Bill			4.2400	08/07/25	8,867,040
8,300,000	United States Treasury Bill			4.2400	08/14/25	8,170,792
	TOTAL SHORT-TERM INVESTMENTS (Cost $129,109,939)					129,100,807

	TOTAL INVESTMENTS - 73.5% (Cost $160,809,953)					$ 162,269,251
	CALL OPTIONS WRITTEN – (0.2)% (Premiums received - $551,770)					(519,546)
	PUT OPTIONS WRITTEN - (0.3)% (Premiums received - $954,065)					(668,535)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 27.0%					59,572,810
	NET ASSETS - 100.0%					$ 220,653,980

Contracts
	WRITTEN FUTURE OPTIONS - (0.3)%(f)	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS WRITTEN - (0.1)%(f)
27	AUD/USD Euro 9am	MS	04/04/2025	63.000	1,688,445	$ 3,780
45	AUD/USD Euro 9am	MS	04/04/2025	63.500	2,814,075	2,025
45	AUD/USD Euro 9am	MS	04/04/2025	64.000	2,814,075	675
45	AUD/USD Euro 9am	MS	04/04/2025	64.500	2,814,075	225
19	AUD/USD Euro 9am	MS	04/04/2025	65.000	1,188,165	95
52	Crude Oil IPE Future(h)	MS	10/28/2025	110.000	3,699,280	16,120
11	Euro-BUND	MS	04/25/2025	127.500	1,417,130	21,065
24	Euro-BUND	MS	04/25/2025	128.500	3,091,920	29,081
24	Euro-BUND	MS	04/25/2025	129.500	3,091,920	16,878
13	Euro-BUND	MS	04/25/2025	130.000	1,674,790	6,751

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2025

Contracts
	WRITTEN FUTURE OPTIONS - (0.3)%(f)	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN - (0.1)%(f) (Continued)
24	Euro-BUND	MS	04/25/2025	$ 131.000	$ 3,091,920	$ 6,491
48	S&P 500 Emini	MS	03/31/2025	5,950.000	13,567,800	120
16	U.S. 10 Year Treasury Note	MS	04/25/2025	110.750	1,779,500	16,000
16	U.S. 10 Year Treasury Note	MS	04/25/2025	111.250	1,779,500	11,750
30	U.S. 10 Year Treasury Note	MS	04/25/2025	112.000	3,336,563	13,594
14	U.S. 10 Year Treasury Note	MS	04/25/2025	112.500	1,557,063	4,375
16	U.S. 10 Year Treasury Note	MS	04/25/2025	112.750	1,779,500	4,250
14	U.S. 10 Year Treasury Note	MS	04/25/2025	113.500	1,557,063	1,969
14	U.S. 10 Year Treasury Note	MS	04/25/2025	114.500	1,557,063	875
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $235,667)					156,119

	PUT OPTIONS WRITTEN - (0.2)%
27	AUD/USD Euro 9am	MS	04/04/2025	60.500	1,688,445	135
19	AUD/USD Euro 9am	MS	04/04/2025	61.000	1,188,165	380
27	AUD/USD Euro 9am	MS	04/04/2025	61.500	1,688,445	1,620
45	AUD/USD Euro 9am	MS	04/04/2025	62.000	2,814,075	6,300
45	AUD/USD Euro 9am	MS	04/04/2025	62.500	2,814,075	13,950
19	AUD/USD Euro 9am	MS	04/04/2025	63.000	1,188,165	11,590
17	Crude Oil IPE Future(h)	MS	05/27/2025	55.000	1,257,490	1,530
3	Emini NA100 Wed WK	MS	04/09/2025	18,000.000	1,166,370	2,025
11	Euro-BUND	MS	04/25/2025	123.000	1,417,130	357
11	Euro-BUND	MS	04/25/2025	124.500	1,417,130	714
24	Euro-BUND	MS	04/25/2025	125.500	3,091,920	3,116
24	Euro-BUND	MS	04/25/2025	126.500	3,091,920	5,972
13	Euro-BUND	MS	04/25/2025	127.500	1,674,790	6,188
13	Euro-BUND	MS	04/25/2025	128.000	1,674,790	8,298
38	Euro-BUND	MS	05/23/2025	123.500	4,895,540	4,522
150	Natural Gas Euro Future(h)	MS	08/26/2025	3.950	6,756,000	442,050
6	S&P 500 Emini	MS	06/20/2025	5,400.000	1,695,975	32,475
12	S&P Emini 1st Week	MS	04/04/2025	5,500.000	3,391,950	12,000
14	U.S. 10 Year Treasury Note	MS	04/25/2025	108.500	1,557,063	875
16	U.S. 10 Year Treasury Note	MS	04/25/2025	108.750	1,779,500	1,250
16	U.S. 10 Year Treasury Note	MS	04/25/2025	109.250	1,779,500	2,000
14	U.S. 10 Year Treasury Note	MS	04/25/2025	109.500	1,557,063	2,188
16	U.S. 10 Year Treasury Note	MS	04/25/2025	110.000	1,779,500	4,250
16	U.S. 10 Year Treasury Note	MS	04/25/2025	110.250	1,779,500	5,250
14	U.S. 10 Year Treasury Note	MS	04/25/2025	110.500	1,557,063	5,906
14	U.S. 10 Year Treasury Note	MS	04/25/2025	111.000	1,557,063	8,969
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $689,917)					583,910

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $925,584)					740,029

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2025

Contracts
	WRITTEN CURRENCY OPTIONS – (0.1)%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN - (0.1)%
2,320,000	EURcGBPp	JPM	04/10/2025	$ 0.880	$ 6,306	$ 20
3,257,000	EURcUSDp	JPM	04/10/2025	1.100	11,929	5,399
5,817,000	EURcUSDp	JPM	05/09/2025	1.150	9,960	3,418
4,942,000	GBPcUSDp	JPM	05/15/2025	1.350	9,737	4,113
6,105,000	NZDcUSDp	JPM	04/22/2025	0.590	10,852	2,173
12,622,000	USDcCADp	JPM	06/17/2025	1.600	18,933	2,373
4,745,000	USDcMXNp	JPM	04/10/2025	22.000	16,603	2,282
105,000	USDcMXNp Digi	JPM	05/01/2025	21.350	32,340	15,572
105,000	USDcTWDp Digi	JPM	04/30/2025	32.860	45,150	83,177
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $161,809)					118,527

	PUT OPTIONS WRITTEN – (0.0)%(a)
5,381,000	EURpUSDc	JPM	03/31/2025	1.080	5,284	6
8,225,000	EURpUSDc	JPM	05/02/2025	0.980	26,248	136
2,347,000	USDpBRLc	JPM	04/09/2025	5.650	9,247	8,353
9,368,000	USDpJPYc	JPM	04/03/2025	147.000	76,003	1,952
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $116,782)					10,447

	TOTAL CURRENCY OPTIONS WRITTEN (Proceeds - $278,591)					128,974

	WRITTEN INDEX OPTIONS – (0.1)%(e)
	CALL OPTIONS WRITTEN - (0.1)%(e)
170	Chicago Board Options Exchange VIX US	MS	04/16/2025	20.000	378,760	36,550
170	Chicago Board Options Exchange VIX US	MS	04/16/2025	21.500	378,760	28,050
170	Chicago Board Options Exchange VIX US	MS	04/16/2025	24.500	378,760	17,340
170	Chicago Board Options Exchange VIX US	MS	04/16/2025	29.000	378,760	10,710
210	Chicago Board Options Exchange VIX US	MS	05/21/2025	20.000	467,880	56,910
210	Chicago Board Options Exchange VIX US	MS	05/21/2025	22.500	467,880	43,890
210	Chicago Board Options Exchange VIX US	MS	05/21/2025	26.000	467,880	31,290
210	Chicago Board Options Exchange VIX US	MS	05/21/2025	34.000	467,880	20,160
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $154,294)					244,900

	PUT OPTIONS WRITTEN – (0.0)%(a)(e)
1,428	Chicago Board Options Exchange VIX US	MS	04/16/2025	16.000	3,181,584	8,568
170	Chicago Board Options Exchange VIX US	MS	04/16/2025	16.500	378,760	1,700
170	Chicago Board Options Exchange VIX US	MS	04/16/2025	17.500	378,760	4,250
170	Chicago Board Options Exchange VIX US	MS	04/16/2025	19.000	378,760	11,390
210	Chicago Board Options Exchange VIX US	MS	05/21/2025	15.500	467,880	3,570
210	Chicago Board Options Exchange VIX US	MS	05/21/2025	16.500	467,880	8,190

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2025

Contracts
	WRITTEN INDEX OPTIONS - (0.1)%(a)(e) (Continued)	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS WRITTEN – (0.0)%(a)(e) (Continued)
210	Chicago Board Options Exchange VIX US	MS	05/21/2025	$ 17.500	$ 467,880	$ 15,540
210	Chicago Board Options Exchange VIX US	MS	05/21/2025	18.000	467,880	19,320
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $141,866)					72,528

	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $296,160)					317,428

	WRITTEN EQUITY OPTIONS – (0.0)%(a)
	PUT OPTIONS WRITTEN - (0.0)%(a)
275	iShares iBoxx $ High Yield Corporate Bond ETF	MS	04/17/2025	75.000	2,169,475	1,650
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $5,500)

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $5,500)					1,650

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts			Expiration	Notional Amount(g)	Value and Unrealized Appreciation (Depreciation)
1	Carbon Emissions Future(h)			12/16/2025	$ 73,548	$ (16,584)
36	CBOE Volatility Index			04/17/2025	750,366	18,116
36	CBOE Volatility Index			05/22/2025	737,539	35,945
315	CBOT 10 Year US Treasury Note			06/19/2025	35,033,905	77,568
87	CBOT 2 Year US Treasury Note			07/01/2025	18,023,953	22,147
290	CBOT 5 Year US Treasury Note			07/01/2025	31,365,313	64,174
54	CBOT Corn Future(h)			05/15/2025	1,234,575	(110,651)
51	CBOT Soybean Future(h)			05/15/2025	2,587,613	(108,890)
48	CBOT Soybean Oil Future(h)			05/15/2025	1,292,832	(4,083)
47	CME Australian Dollar Currency			06/17/2025	2,939,145	7,807
14	CME British Pound Currency			06/17/2025	1,129,713	(3,797)
244	CME Canadian Dollar Currency			06/18/2025	17,038,519	(38,105)
175	CME E-Mini Standard & Poor's 500 Index			06/23/2025	49,465,937	71,187
123	CME Japanese Yen Currency			06/17/2025	10,330,463	(41,791)
31	CME Lean Hogs Future(h)			06/16/2025	1,181,410	(27,130)
22	CME Live Cattle Future(h)			07/01/2025	1,792,120	111,282
3	CME Norwegian Krone Currency			06/17/2025	570,750	6,269
8	COMEX Gold 100 Troy Ounces Future(h)			06/27/2025	2,520,240	41,358
10	COMEX Silver Future(h)			05/29/2025	1,730,550	44,341
267	Eurex 10 Year Euro BUND			06/09/2025	37,214,767	(7,752)
153	Eurex 2 Year Euro SCHATZ			06/09/2025	17,704,333	10,230
67	Eurex 5 Year Euro BOBL			06/09/2025	8,538,278	57,072
10	Euronext CAC 40 Index			04/21/2025	844,261	(32,158)
30	EUX Short term Euro-BTP			06/09/2025	3,488,802	2,755
12	FTSE 100 Index			06/23/2025	1,331,973	(16,098)
2	FTSE/MIB Index			06/23/2025	403,916	(11,826)
10	HKG Hang Seng China Enterprises Index			04/30/2025	547,417	(9,664)

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2025

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(g)	Value and Unrealized Appreciation (Depreciation)
26	HKG Hang Seng Index	04/30/2025	$ 3,869,715	$ (69,608)
24	ICE Gas Oil Future(h)	05/13/2025	1,636,800	62,950
33	KCBT Hard Red Winter Wheat Future(h)	05/15/2025	919,050	(60,530)
13	KFE 10 Year Treasury Bond	06/18/2025	1,052,664	4,467
44	KFE 3 Year Treasury Bond	06/18/2025	3,194,630	2,347
57	KFE KOSPI 200 Index	06/13/2025	3,228,547	14,809
2	LME Copper Future(h)	05/20/2025	484,824	16,124
1	LME Nickel Future(h)	05/20/2025	94,922	(2,842)
8	LME Primary Aluminum Future(h)	05/20/2025	505,884	(20,440)
2	LME Zinc Future(h)	05/20/2025	142,440	(4,579)
158	Long Gilt	06/27/2025	18,715,388	(55,540)
3	MEFF Madrid IBEX 35 Index	04/21/2025	425,839	(4,881)
7	Mini-DAX	06/23/2025	847,301	(42,143)
7	Montreal Exchange S&P/TSX 60 Index	06/20/2025	1,457,154	9,492
6	NYBOT CSC C Coffee Future(h)	05/20/2025	854,438	(4,828)
67	NYBOT CSC Number 11 World Sugar Future(h)	05/01/2025	1,415,254	37,915
75	NYMEX Henry Hub Natural Gas Futures(h)	04/29/2025	3,089,250	(96,345)
32	NYMEX Light Sweet Crude Oil Future(h)	04/23/2025	2,287,360	129,620
28	NYMEX NY Harbor ULSD Futures(h)	05/01/2025	2,680,575	91,811
10	NYMEX Platinum Future(h)	07/30/2025	513,750	21,987
11	OML Stockholm OMXS30 Index	04/17/2025	270,946	(21,207)
6	OSE Nikkei 225 Index	06/13/2025	1,426,819	(57,092)
194	OSE Nikkei 225 Mini	06/13/2025	4,613,379	(11,280)
240	S&P 500 Annual Dividend Index	12/21/2026	4,700,999	(18,150)
214	S&P 500 Annual Dividend Index	12/20/2027	4,194,400	(43,088)
2	SAFEX FTSE/JSE Top 40 Index	06/20/2025	89,679	(307)
2	SFE S&P ASX Share Price Index 200	06/20/2025	246,125	(3,231)
19	SGX MSCI Singapore Index	04/30/2025	551,191	(10,784)
7	TSE Japanese 10 Year Bond	06/14/2025	6,460,562	22,891
15	Ultra 10-Year US Treasury Note	06/19/2025	1,711,875	3,961
	TOTAL OPEN LONG FUTURES CONTRACTS			33,221

Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(g)	Value and Unrealized Appreciation (Depreciation)
41	CBOT Soybean Meal Future(h)	05/15/2025	$ 1,200,070	$ 38,752
1	CBOT US Treasury Bond	06/19/2025	117,281	(788)
4	CBOT Wheat Future(h)	05/15/2025	107,400	2,650
2	CME E-Mini NASDAQ 100 Index	06/23/2025	777,580	27,025
9	CME E-Mini Russell 2000 Index	06/23/2025	912,195	15,485
24	CME Euro Foreign Exchange Currency	06/17/2025	3,258,600	(6,562)
6	CME Feeder Cattle Future(h)	05/23/2025	853,500	(23,775)
9	CME Mexican Peso Currency	06/17/2025	217,935	2,851
39	CME New Zealand Dollar Currency	06/17/2025	2,217,930	15,216
6	CME Swedish Krona Currency	06/17/2025	1,200,600	(506)
15	CME Swiss Franc Currency	06/17/2025	2,138,813	7,901
22	COMEX Copper Future(h)	05/29/2025	2,768,700	(23,838)
2	E-mini Dow Jones Industrial Average Index	06/23/2025	422,590	(720)

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2025

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(g)	Value and Unrealized Appreciation (Depreciation)
2	Eurex 30 Year Euro BUXL	06/09/2025	$ 258,055	$ (1,887)
23	Eurex EURO STOXX 50	06/23/2025	1,291,215	11,864
90	Eurex EURO STOXX Banks Index	06/23/2025	885,346	25,410
24	Euro-BTP Italian Bond	06/09/2025	3,051,477	(28,558)
148	Euronext Milling Wheat Future(h)	05/13/2025	1,763,334	125,299
8	French Government Bond	06/09/2025	1,061,906	(5,453)
3	FVSA index - Mini-Futures on VSTOXX	04/17/2025	6,816	(1,042)
49	ICE Brent Crude Oil Future(h)	05/01/2025	3,663,730	(84,271)
5	ICE Natural Gas Future(h)	04/30/2025	195,755	3,027
20	ICE US MSCI Emerging Markets EM Index	06/23/2025	1,110,800	30,517
3	LME Lead Future(h)	05/20/2025	150,303	334
27	MGE Red Wheat Future(h)	05/15/2025	799,200	43,397
12	Montreal Exchange 10 Year Canadian Bond	06/20/2025	1,035,403	(9,637)
78	Montreal Exchange 2 Year Canadian Bond	06/20/2025	5,739,440	(14,145)
5	NYBOT CSC Cocoa Future(h)	05/15/2025	395,100	25,480
24	NYBOT CTN Number 2 Cotton Future(h)	05/08/2025	801,960	9,486
1	NYMEX Palladium Future(h)	06/27/2025	100,070	(3,220)
12	NYMEX Reformulated Gasoline Blendstock for Oxygen Blending RBOB Futures(h)	05/01/2025	1,154,513	(56,980)
9	Robusta Coffee Future 10-Tonne(h)	05/27/2025	474,210	29,543
8	SFE 10 Year Australian Bond	06/17/2025	563,228	(3,191)
2	SFE 3 Year Australian Bond	06/17/2025	133,113	(190)
10	SGX Asiaclear TSI Iron Ore CFR China 62% FE Fines Index Future(h)	06/02/2025	100,990	670
5	TSE TOPIX (Tokyo Price Index)	06/13/2025	887,594	13,804
10	TTF Natural Gas Base Load Monthly Futures(h)	04/30/2025	327,342	5,411
26	Ultra U.S. Treasury Bond	06/18/2025	3,178,500	(31,234)
56	WCE Canola Future(h)	05/15/2025	476,766	(1,869)
1	White Sugar Future(h)	04/16/2025	26,745	(565)
	TOTAL OPEN SHORT FUTURES CONTRACTS			135,691
	TOTAL OPEN FUTURES CONTRACTS			$ 168,912

OPEN FORWARD FOREIGN EXCHANGE CONTRACTS

					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/(Depreciation)
To Buy:
Chinese Yuan	04/30/2025	JPM	4,268,775	$ 588,814	$ 814
Hungarian Forints	04/30/2025	JPM	314,209,569	842,292	(8,913)
Mexican Peso	04/30/2025	JPM	36,658,007	1,784,243	(38,509)
Norwegian Krone	04/30/2025	JPM	16,752,582	1,592,536	(2,571)
Polish Zloty	04/30/2025	JPM	11,991,214	3,093,502	(12,118)
Singapore Dollar	04/30/2025	JPM	122,991	91,688	(567)
South African Rand	04/30/2025	JPM	8,422,165	458,463	(3,467)
Swedish Krona	04/30/2025	JPM	25,354,362	2,527,059	(3,310)
Swiss Franc	04/30/2025	JPM	16,669	18,909	(91)
Turkish Lira	05/27/2025	JPM	3,974,400	97,487	1,487

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2025

OPEN FORWARD FOREIGN EXCHANGE CONTRACTS (Continued)					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/(Depreciation)
To Buy:
Brazilian Real	06/18/2025	JPM	40,213,095	$ 6,932,796	$ 12,840
Chilean Peso	06/18/2025	JPM	1,336,028,733	1,404,803	(29,022)
Columbian Peso	06/18/2025	JPM	3,462,689,925	820,661	(133)
Egyptian Pound	06/18/2025	JPM	11,996,233	228,121	407
Indian Rupee	06/18/2025	JPM	145,930,358	1,697,981	4,965
Indonesia Rupiah	06/18/2025	JPM	5,852,275,387	349,978	(1,808)
Philippine Peso	06/18/2025	JPM	44,868,713	782,342	2,282
South Korean Won	06/18/2025	JPM	661,683,533	450,752	(2,763)
Taiwanese Dollar	06/18/2025	JPM	30,391,632	918,821	(5,863)
Thailand Baht	06/18/2025	JPM	31,536,765	931,758	(4,297)
Turkish Lira	06/18/2025	JPM	30,644,491	733,231	(14,490)
Turkish Lira	03/16/2026	JPM	41,567,010	773,906	(85,094)
Egyptian Pound	03/18/2026	JPM	78,741,650	1,341,773	(333)
				$ 28,461,916	$ (190,554)

To Sell:
Chinese Yuan	04/30/2025	JPM	40,908,179	$ 5,642,674	$ 2,893
Czech Koruna	04/30/2025	JPM	32,314,260	1,400,798	4,319
Hungarian Forints	04/30/2025	JPM	781,186,344	2,094,103	19,541
Mexican Peso	04/30/2025	JPM	22,377,737	1,089,184	17,488
Norwegian Krone	04/30/2025	JPM	1,116,522	106,139	457
Polish Zloty	04/30/2025	JPM	3,881,724	1,001,410	3,923
Singapore Dollar	04/30/2025	JPM	3,303,704	2,462,846	11,866
South African Rand	04/30/2025	JPM	4,220,618	229,750	1,249
Swedish Krona	04/30/2025	JPM	9,667,714	963,577	4,934
Swiss Franc	04/30/2025	JPM	483,829	548,837	1,790
Turkish Lira	05/27/2025	JPM	3,974,400	97,487	(2,376)
Brazilian Real	06/18/2025	JPM	35,501,002	6,120,424	(13,166)
Chilean Peso	06/18/2025	JPM	1,025,296,953	1,078,076	19,286
Columbian Peso	06/18/2025	JPM	4,682,889,498	1,109,849	5,151
Egyptian Pound	06/18/2025	JPM	11,996,233	228,121	815
Indian Rupee	06/18/2025	JPM	529,855,012	6,165,157	(88,988)
Indonesia Rupiah	06/18/2025	JPM	36,781,649,067	2,199,616	22,238
Philippine Peso	06/18/2025	JPM	14,031,732	244,661	(1,299)
South Korean Won	06/18/2025	JPM	5,832,645,838	3,973,315	48,906
Taiwanese Dollar	06/18/2025	JPM	207,271,747	6,266,385	52,063
Thailand Baht	06/18/2025	JPM	97,911,587	2,892,810	14,302
Turkish Lira	06/18/2025	JPM	30,644,491	733,231	(1,644)
Turkish Lira	03/16/2026	JPM	41,567,010	773,906	86,690
				$ 47,422,356	$ 210,438

Total					$ 19,884

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2025

CREDIT DEFAULT SWAP AGREEMENTS*
Description	Counterparty	Fixed Deal (Pay)Rate	Maturity Date	Notional Value	Fair Value	Amortized Upfront Payments Paid	Unrealized Depreciation
Markit CDX EM 43^	JPM	1.00%	6/20/2030	$ 3,291,000	(124,662)	(114,310)	$ (10,352)
Markit CDX NA HY 44+	JPM	5.00%	6/20/2030	278,000	(17,647)	(15,097)	(2,550)
Markit CDX NA IG 44^	JPM	1.00%	6/20/2030	4,316,000	79,040	87,417	(8,377)
Markit ITRAXX Europe 43^	JPM	1.00%	6/20/2030	5,018,000	97,469	112,614	(15,145)
Markit ITRAXX Europe Crossover 43^	CIT	5.00%	6/20/2030	1,266,000	104,856	120,879	(16,023)
TOTAL	$ (52,447)

*Pays quarterly.
+Buy Protection.
^Sell Protection.

DISPERSION SWAP AGREEMENTS*
Description	Counterparty	Receive	Pay	Maturity Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Equity Volatility	JPM	Stock Basket Volatility+	Stock Basket Volatility+	6/20/2025	(10,000)	$(14,509)
Equity Volatility	JPM	Stock Basket Volatility+	Stock Basket Volatility+	6/20/2025	(10,000)	4,535
Equity Volatility	MS	Stock Basket Volatility+	Stock Basket Volatility+	1/16/2026	(20,000)	(15,395)
SPX Index	JPM	Stock Basket Volatility+	U.S. Index Volatility	6/20/2025	(14,000)	49,866
SPX Index	UBS	Stock Basket Volatility+	U.S. Index Volatility	6/20/2025	(20,000)	28,730
SPX Index	UBS	Stock Basket Volatility+	U.S. Index Volatility	6/20/2025	(10,000)	6,423
SPX Index	UBS	Stock Basket Volatility+	U.S. Index Volatility	1/16/2026	(10,000)	2,308
SPX Index	UBS	Stock Basket Volatility+	U.S. Index Volatility	1/16/2026	(15,000)	5,148
SPX Index	MER	Stock Basket Volatility+	U.S. Index Volatility	1/16/2026	(25,000)	(1,485)
SPX Index	MER	Stock Basket Volatility+	U.S. Index Volatility	1/16/2026	(25,000)	1,136
SPX Index	CIT	Stock Basket Volatility+	U.S. Index Volatility	1/16/2026	(25,000)	5,927
SPX Index	MER	Stock Basket Volatility+	U.S. Index Volatility	1/16/2026	(25,000)	(36,100)
SPX Index	MER	Stock Basket Volatility+	U.S. Index Volatility	6/18/2026	(40,000)	(32,620)
SX5E Index	JPM	Stock Basket Volatility^	Europe Index Volatility	6/20/2025	(10,000)	32,265
SX5E Index	MS	Stock Basket Volatility^	Europe Index Volatility	6/20/2025	(30,000)	42,740
SX5E Index	MS	Stock Basket Volatility^	Europe Index Volatility	6/20/2025	(10,000)	(12,213)
SX5E Index	JPM	Stock Basket Volatility^	Europe Index Volatility	6/20/2025	(5,000)	11,567
SX5E Index	MS	Stock Basket Volatility^	Europe Index Volatility	6/20/2025	(15,000)	20,043
SX5E Index	BAML	Stock Basket Volatility^	Europe Index Volatility	12/19/2025	(13,000)	22,357
TOTAL	$ 120,723

*Dispersion Swaps pay at termination.
+Volatility of custom basket of S&P 500 Index stocks.
^Volatility of custom basket of Euro Stoxx 50 Index stocks.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2025

INTEREST RATE SWAPS^
Rate Paid	Rate Received	Payment Frequency	Maturity Date	Notional Value	Fair Value	Amortized Upfront Payments Paid/(Received)	Unrealized Appreciation/(Depreciation)
BRL - CDI	11.205%	Annually	1/2/2026	$24,607,967	$(724,917)	$(490,898)	$(234,020)
BRL - CDI	15.220%	Annually	1/4/2027	2,118,026	20,856	4,814	16,042
BRL - CDI	14.765%	Annually	1/2/2031	9,246,417	44,755	105,599	(60,845)
CAD – CORRA	2.327%	Semi-annually	6/18/2028	3,531,963	1,004	(6,431)	7,434
2.839%	CAD – CORRA	Semi-annually	6/18/2055	484,342	5,693	(169)	5,862
CAD – CORRA	2.401%	Semi-annually	6/18/2030	1,818,081	(199)	1,142	(1,341)
CHF - SARON	0.745%	Annually	6/18/2035	1,948,989	15,327	(16)	15,343
5.327%	CLP - ICPROM	Semi-annually	6/18/2035	1,262,494	4,394	1,685	2,709
CNY – 7D REPO	1.693%	Quarterly	6/18/2030	1,915,908	10,082	(723)	10,804
4.297%	GBP - SONIA	Annually	6/18/2055	626,558	12,856	11,033	1,823
3.967%	GBP - SONIA	Annually	6/18/2027	139,264	25	(7)	33
INR - MIBOR	5.957%	Semi-annually	6/18/2030	2,396,160	5,970	6,265	(295)
JPY - TONAR	2.121%	Annually	6/18/2065	880,258	(16,644)	(7,191)	(9,453)
4.081%	NOK - 6M NIBOR	Semi-annually	6/18/2035	1,235,844	1,535	(572)	2,107
3.693%	NZD – 3M Bills	Quarterly	6/18/2030	1,376,647	(518)	117	(635)
NZD – 3M Bills	3.475%	Quarterly	6/18/2028	2,193,321	662	(883)	1,545
NZD – 3M Bills	4.131%	Quarterly	6/18/2035	1,306,622	548	138	409
3.359%	NZD – 3M Bills	Quarterly	6/18/2027	4,277,090	10	4,987	(4,977)
SGD - SORA	2.125%	Semi-annually	6/18/2028	3,496,837	(6,911)	(14,557)	7,646
THB - THOR	1.736%	Quarterly	6/18/2030	4,367,132	42,241	7,139	35,101
TWD - TAIBOR	1.975%	Quarterly	6/18/2030	2,585	23	16	8
USD - CPI	2.643%	Annually	2/18/2030	2,075,200	(2,182)	4,270	(6,451)
TOTAL							$ (211,151)
^Counterparty is J.P. Morgan Investment Bank.

TOTAL RETURN SWAPS*
Description		Counterparty		Notional Value	Variable Rate	Maturity Date	Unrealized Appreciation/(Depreciation)
Acer, Inc.		MS		$ 27	Receive SOFR - 3.750%	8/30/2030	$ 2
ADNOC Drilling Company		MS		(63,060)	Pay SOFR + 1.150%	11/15/2030	1,446
Air China Limited		JPM		28,701	Receive HONIA - 0.350%	9/21/2030	1,421
Alchip Technologies Ltd.		MS		(1,173)	Pay SOFR + 0.750%	3/15/2030	(20)
Anheuser-Busch InBev SA		JPM		136,119	Receive ESTR - 0.150%	1/22/2030	2,933
Aselsan Elektronik Sanay Ve Ticaret A.S.		MS		(16,344)	Pay SOFR + 0.950%	3/16/2030	(843)
Asia Vital Components Co., Ltd.		MS		(170)	Pay SOFR + 0.750%	4/15/2030	(34)
ASPEED Technology, Inc.		MS		(3,108)	Pay SOFR + 0.750%	9/22/2030	(411)
Asustek Computer, Inc.		MS		359	Receive SOFR - 1.500%	8/30/2030	11
Auras Technology Co., Ltd.		MS		(168)	Pay SOFR + 0.750%	7/15/2030	(25)
Bakkafost P/F		BAR		(109,316)	Pay NIBOR + 0.200%	3/16/2030	(4,200)
Banca Transilvania S.A.		MS		(8,715)	Pay SOFR + 1.000%	5/15/2030	(190)
BCEFMMTL[1]		BAR		168,942	Receive ESTR - 0.150%	1/16/2030	4,459
BCEFVALL[2]		BAR		376,085	Receive ESTR - 0.300%	2/16/2030	12,229
BCEFYLDS[3]		BAR		285,141	Receive ESTR - 0.250%	11/16/2030	6,866
BCIIACTM[4]		BAR		1,337,695	Receive SOFR - 0.260%	6/15/2030	39,348
BCIICOPP[5]		BAR		629,058	Receive SOFR - 0.380%	2/23/2030	59,933
BCIIDISC[6]		BAR		3,545,012	Receive SOFR - 0.250%	7/15/2030	83,578
BCIIFFOD[7]		BAR		1,568,225	Receive SOFR - 0.300%	4/15/2030	(11,446)

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2025

TOTAL RETURN SWAPS (Continued)*
Description	Counterparty	Notional Value	Variable Rate	Maturity Date	Unrealized Appreciation/(Depreciation)
BCIIPRIV[8]	BAR	$ (1,567,182)	Pay SOFR + 0.250%	4/15/2030	$ (49,288)
BCIISHDF[9]	BAR	(1,219,856)	Pay ESTR + 0.300%	2/15/2030	(47,832)
BCIISOXD[10]	BAR	743,061	Receive SOFR - 0.150%	9/16/2030	70,519
BCIISOXE[11]	BAR	232,149	Receive SOFR - 3.470%	9/16/2030	3,604
BCIIWMAH[12]	BAR	(1,362,876)	Pay SOFR + 0.200%	12/15/2030	(57,894)
BCUFPRFL[13]	BAR	965,713	Receive SOFR - 0.250%	11/16/2030	8,081
BEFSFULH[14]	BAR	(3,400,663)	Receive Performance	7/16/2030	13,624
BEFSFULK[15]	BAR	(1,037,104)	Receive Performance	12/16/2030	(3,847)
BEFSFULN[16]	BAR	(3,395,316)	Receive Performance	7/16/2030	4,368
BEFSFULT[17]	BAR	(2,962,735)	Receive Performance	12/16/2030	18,418
Bloomberg Industrial Metals Index	JPM	(442,813)	Pay Performance	3/9/2051	(14,697)
CGFCBVRG[18]	CIT	1,083,372	Receive OBFR - 0.250%	10/10/2030	72,975
CGFOOILP[19]	CIT	191,507	Receive OBFR - 0.150%	7/10/2030	(14,656)
CGNAECOM[20]	CIT	10,413	Receive OBFR - 4.050%	3/10/2030	2
China Eastern Airlines Corporation Limited	JPM	6,667	Receive HONIA - 4.250%	9/21/2030	154
China Steel Corporation	MS	27,549	Receive SOFR - 1.875%	3/16/2030	1,691
Chroma ATE Inc	MS	(10)	Pay SOFR + 0.750%	9/22/2030	(1)
CISESEMO[21]	CIT	(497,002)	Pay ESTR + 0.250%	7/15/2030	(21,453)
Continental AG	BAR	270,232	Receive OBFR - 0.100%	11/16/2030	22,256
CPFL ENERGIA SA	MS	10,212	Pay BRL 1D + 0.500%	12/15/2030	41
CSN Mineracao S.A.	MS	24,616	Receive BRL 1D - 7.125%	1/22/2030	716
Elan Microelectronics Corp.	MS	84	Receive SOFR - 4.125%	8/30/2030	8
EVA Airways Corp.	JPM	19,331	Receive OBFR - 4.375%	9/21/2030	1,544
FLEXium Interconnect, Inc.	MS	8	Receive SOFR - 3.000%	8/30/2030	-
Forvia SE	BAR	131,513	Receive ESTR - 0.100%	11/16/2030	17,981
Fujitsu Ltd.	JPM	9,147	Receive MUTAN - 0.150%	1/22/2030	233
George Weston Ltd.	JPM	3,407	Receive CAD CDOR - 0.300%	4/21/2030	(182)
Gerdau S.A.	MS	16,714	Receive BRL 1D - 4.000%	1/22/2030	882
Gigabyte Technology Co., Ltd.	MS	(157)	Pay SOFR + 0.750%	4/15/2030	(11)
Gold Circuit Electronics Ltd.	MS	(108)	Pay SOFR + 0.750%	3/15/2030	(20)
GSCBICLN[22]	GS	34,836	Receive SOFR - 1.700%	11/22/2030	853
GSGLPHRE[23]	GS	2,496,930	Receive SOFR - 0.500%	2/21/2030	69,836
GSISI266[24]	GS	(4,928,961)	Receive Performance	12/25/2030	15,580
GSMBAIC0[25]	GS	(491,482)	Pay SOFR + 0.500%	11/22/2030	(39,005)
GSMBATDM[26]	GS	(1,270,086)	Pay SOFR + 0.450%	12/21/2030	7,059
GSMBATOL[27]	GS	(462,540)	Pay SOFR + 0.650%	9/22/2030	(13,522)
GSMBEO11[28]	GS	(882,084)	Pay SOFR + 0.250%	2/22/2030	(13,555)
GSMBEXC0[29]	GS	(512,662)	Pay SOFR + 0.350%	4/22/2025	5,316
GSMBHLUX[30]	GS	935,443	Receive ESTR - 0.400%	9/21/2030	58,527
GSMBLITH[31]	GS	276,598	Receive SOFR - 1.350%	9/21/2030	17,115
GSMBLUXE[32]	GS	(836,961)	Receive SOFR + 0.400%	8/21/2030	(26,588)
GSMBOILR[33]	GS	(910,841)	Pay SOFR + 0.350%	1/21/2030	23,332
GSMBWHEL[34]	GS	1,165,883	Receive SOFR - 0.250%	1/21/2030	18,372
GSMBWUTH[35]	GS	777,614	Receive SOFR - 0.300%	6/21/2030	775
GSXAJPDF[36]	GS	(602,018)	Pay TONAR + 0.450%	11/22/2030	(40,839)
GGSXECYCL[37]	GS	861,832	Pay ESTR + 0.400%	2/22/2030	(49,418)
Gudeng Precision Industrial Co.	MS	(319)	Pay SOFR + 0.750%	9/22/2030	(9)
Hanwha Ocean Co., Ltd.	MS	(14,655)	Pay SOFR + 0.750%	11/15/2030	((1,336)

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2025

TOTAL RETURN SWAPS (Continued)*
Description	Counterparty	Notional Value	Variable Rate	Maturity Date	Unrealized Appreciation/(Depreciation)
HD Hyundai Heavy Industries Co., Ltd.	MS	$ (36,272)	Pay SOFR + 0.750%	5/15/2030	$(2,621)
Hermes International S.A.	GS	(160,410)	Pay 1M EURIBOR + 0.300%	1/22/2030	(6,617)
JBS S/A	JPM	22,061	Receive BRL 1D - 4.000%	6/21/2030	(5,470)
JP11DXYL[38]	JPM	(67,857)	Pay OBFR + 0.400%	4/1/2030	407
JP1RTWIN[39]	JPM	(426,097)	Pay OBFR + 0.250%	3/21/2030	(12,125)
JPFCPLEY[40]	JPM	538,220	Pay ESTR + 0.300%	2/22/2030	(17,408)
JPFJBRL1[41]	JPM	20,775	Receive BL 1D - 1.600%	12/22/2030	469
JPFJCRED[42]	JPM	(1,007,666)	Pay OBFR	10/16/2025	(31,689)
JPFUITSV[43]	JPM	176,997	Receive OBFR - 0.300%	10/22/2030	3,986
JPFUMEDA[44]	JPM	(657,152)	Pay OBFR + 0.400%	1/21/2030	(18,653)
JPFUNOI1[45]	JPM	388,328	Receive OBFR - 0.650%	3/21/2030	(9,596)
JPFURU1 I46	JPM	(1)	Pay OBFR	3/30/2030	(1)
JPMOLAG[47]	JPM	(2,787,563)	Pay OBFR + 0.250%	3/21/2030	(149,925)
JPMOWIN[48]	JPM	2,813,320	Receive OBFR - 0.250%	3/21/2030	143,199
JPSZWIN[49]	JPM	139,901	Receive OBFR - 0.250%	8/22/2030	2,700
JPUSX7[50]	JPM	145,006	Receive OBFR - 0.200%	8/22/2030	716
JPVWIN[51]	JPM	(1,167,563)	Pay OBFR + 0.250%	4/21/2030	(34,799)
King Slide Works Co., Ltd.	MSP	(1,624)	Pay SOFR + 0.750%	9/22/2030	(235)
LVMH Moet Hennessy Louis Vuitton SE	BAR	114,776	Receive ESTR - 0.100%	1/16/2030	7,264
Mercedes-Benz Group AG	JPM	150,146	Receive ESTR - 0.150%	11/22/2030	10,814
Morgan Stanley	JPM	(43,759)	Pay OBFR + 0.250%	2/22/2030	(266)
Mowi ASA	JPM	(236,343)	Pay 1M NIBOR + 0.150%	12/22/2030	(13,679)
MSFDRUS 1[52]	MS	(40,410,270)	N/A	7/15/2030	(117,430)
MTU Aero Engines AG	GS	(103,233)	Pay 1M EURIBOR + 0.300%	7/15/2030	(4,539)
Novatek Microelectronics Corp.	MS	376	Receive SOFR - 3.500%	8/30/2030	(1)
Petronas Chemicals Group Bhd	MS	34,340	Receive SOFR - 3.00%	1/16/2030	1,214
Qatar Gas Transport Co., Ltd.	MS	13,210	Pay SOFR + 1.150%	6/21/2030	291
Realtek Semiconductor Corp.	MS	373	Receive SOFR - 1.250%	8/30/2030	11
Rheinmetall AG	JPM	120,010	Pay ESTR + 0.150%	10/22/2030	1,210
S&P 500 Consumer Staples Index	JPM	(1,207,183)	Pay OBFR + 0.450%	8/22/2030	38,491
Saab AB	JPM	(82,135)	Pay 1M STIBOR + 0.150%	10/22/2030	2,939
Safran S.A.	GS	(159,023)	Pay 1M EURIBOR + 0.300%	7/15/2030	(5,472)
Salmar ASA	JPM	(152,457)	Pay 1M NIBOR + 0.150%	11/22/2030	(9,280)
Samsung Heavy Industries Co., Ltd.	MS	(62,899)	Pay SOFR + 0.750%	11/15/2030	(5,322)
Sao Martinho S.A.	MS	(4,014)	Pay BRL 1D + 1.500%	9/20/2030	(296)
Saudi Arabian Oil Company	MS	88,890	Receive SOFR - 1.750%	1/16/2030	(2,630)
Schneider Electric SE	GS	188,298	Receive ESTR - 0.150%	2/22/2030	17,169
Star Petroleum Refining Public Company Limited	MS	9,237	Receive SOFR - 9.990%	8/22/2030	(854)
Thai Oil Public Company Limited	MS	7,041	Receive SOFR - 3.375%	8/22/2030	264
Thales S.A.	BAR	(59,661)	Pay ESTR + 0.200%	3/16/2030	(703)
TSMC	MS	(617)	Pay SOFR + 0.750%	3/15/2030	(41)
TXC Corp.	MS	27	Receive SOFR - 4.250%	8/30/2030	2
Valeo SE	BAR	163,807	Receive ESTR - 0.150%	10/22/2030	21,205
Volkswagen AG	BAR	150,915	Receive ESTR - 0.100%	11/16/2030	20,686
Wartsila OYJ Abp	BAR	110,654	Pay ESTR + 0.200%	11/16/2030	(9,847)
XRJPFLC1[53]	JPM	(7,350,516)	Receive Performance	3/16/2030	(52,833)
TOTAL					$ 15,471

*Total Return Swaps pay monthly.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2025

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
ETF	- Exchange-Traded Fund
Ltd.	- Limited Company
MSCI	- Morgan Stanley Capital International
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme

BAML	Bank of America Merrill Lynch
BAR	Barclays
CIT	Citigroup
GS	Goldman Sachs
JPM	JP Morgan
MER	Merrill Lynch
MS	Morgan Stanley
UBS	UBS

(a)	Percentage rounds to less than 0.1%.
(b)	Non-income producing security.
(c)	Foreign issued security.
(d)	Option only pays if both terms are met on the expiration date.
(e)	Each option contract allows the holder of the option to purchase or sell 10 shares of the underlying index.
(f)	Each contract is equivalent to one futures contract.
(g)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(h)	All or a portion of this investment is a holding of the Fulcrum Diversified Absolute Return Fund CFC.

[1]	BCEFMMTL is a custom basket of defense stocks.
[2]	BCEFVALL is a custom basket of global financial stocks.
[3]	BCEFYLDS is a custom basket of clean energy stocks.
[4]	BCIIACTM is a custom basket of investment management stocks.
[5]	BCIICOPP is a custom basket of metal and coal stocks.
[6]	BCIIDISC is a custom basket of U.S. housing stocks. The components of the basket as of March 31, 2025 are shown on the following pages.
[7]	BCIIFFOD is a custom basket of consumer trends sector stocks.
[8]	BCIIPRIV is a custom basket of global financial stocks.
[9]	BCIISHDF is a custom basket of defense stocks.
[10]	BCIISOXD is a custom basket of technology stocks.
[11]	BCIISOXE is a custom basket of technology stocks.
[12]	BCIIWMAH is a custom basket of base metal and coal stocks.
[13]	BCUFPRFL is a custom basket of consumer trends stocks.
[14]	BEFSFULH is a custom basket of HSI Index stocks used to get exposure to Hong Kong market during Asian trading hours, flatted before Asian market closes.
[15]	BEFSFULK is a custom basket of KOSPI Index stocks used to get exposure to Korea market during Asian trading hours, flatted before Asian market closes.
[16]	BEFSFULN is a custom basket of NKY Index stocks used to get exposure to Japan market during Asian trading hours, flatted before Asian market closes.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2025

[17]	BEFSFULT is a custom basket of TAIEX Index stocks used to get exposure to Taiwan market during Asian trading hours, flatted before Asian market closes.
[18]	CGFCBVRG is a custom basket of consumer trends & short processed food stocks.
[19]	CGFOOILP is a custom basket of global energy and oil stocks.
[20]	CGNAECOM is a custom basket of consumer trends stocks.
[21]	CISESMO is a custom basket of consumer trends stocks.
[22]	GSCBICLN is a custom basket of U.S. stocks.
[23]	GSGLPHRE is a custom basket of consumer trends stocks. The components of the basket as of March 31, 2025 are shown on the following pages.
[24]	GSISI266 is a custom basket of stocks. The components of the basket as of March 31, 2025 are shown on the following pages.
[25]	GSMBAIC0 is a custom basket of technology stocks.
[26]	GSMBATDM is a custom basket of consumer trends stocks.
[27]	GSMBATOL is a custom basket of auto company stocks.
[28]	GSMBEO11 is a custom basket of technology stocks.
[29]	GSMBEXC0 is a custom basket of global financial stocks.
[30]	GSMBHLUX is a custom basket of consumer trends stocks.
[31]	GSMBLITH is a custom basket of auto company stocks.
[32]	GSMBLUXE is a custom basket of consumer trends stocks.
[33]	GSMBOILR is a custom basket of energy stocks.
[34]	GSMBWHEL is a custom basket of U.S. healthcare stocks.
[35]	GSMBWUTH is a custom basket of energy stocks.
[36]	GSXAJPDF is a custom basket of Japanese stocks.
[37]	GSXECYCL is a custom basket of auto company stocks.
[38]	JP11DXYL is a custom basket of energy stocks.
[39]	JP1RTWIN is a custom basket of technology stocks.
[40]	JPFCPLEY is a custom basket of auto company stocks.
[41]	JPFJBRL1 is a custom basket of South American stocks.
[42]	JPFJCRED is a custom basket of consumer trends stocks.
[43]	JPFUITSV is a custom basket of technology stocks.
[44]	JPFUMEDA is a custom basket of technology company stocks.
[45]	JPFUNOI1 is a custom basket of energy stocks.
[46]	JPFURU1 I is a custom basket of metal and coal stocks.
[47]	JPMOLAG is a custom basket of U.S. stocks. The components of the basket as of March 31, 2025 are shown on the following pages.
[48]	JPMOWIN is a custom basket of U.S. stocks. The components of the basket as of March 31, 2025 are shown on the following pages.
[49]	JPSZWIN is a custom basket of healthcare stocks.
[50]	JPUSX7 is a custom basket of healthcare stocks.
[51]	JPVWIN is a custom basket of consumer trends stocks.
[52]	MSFDRUS 1 – The components of the basket as of March 31, 2025 are shown on the following pages.
[53]	XRJPFLC1 is a custom basket of U.S. stocks. The components of the basket as of March 31, 2025 are shown on the following pages.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2025

The following table represents the individual positions and related values of underlying securities of the BCIIDISC Index Total Return Swap with
Barclays.^

Name	Quantity	Value	Weight
Chewy, Inc., Class A	(3,643)	$(118,439)	3.42%
Life Time Group Holdings, Inc.	(3,827)	(115,561)	3.33%
Six Flags Entertainment Corporation	(2,939)	(104,823)	3.02%
Mattel, Inc.	(4,971)	(96,589)	2.79%
Best Buy Company, Inc.	(1,300)	(95,712)	2.76%
Hasbro, Inc.	(1,430)	(87,957)	2.54%
Whirlpool Corporation	(952)	(85,768)	2.47%
Carmax, Inc.	(1,078)	(83,995)	2.42%
Pool Corporation	(260)	(82,660)	2.38%
Chefs' Warehouse, Inc. (The)	(1,500)	(81,689)	2.36%
SiteOne Landscape Supply, Inc.	(669)	(81,260)	2.34%
Mohawk Industries, Inc.	(710)	(81,101)	2.34%
La-Z-Boy, Inc.	(2,012)	(78,654)	2.27%
YETI Holdings, Inc.	(2,343)	(77,542)	2.24%
International Game Tachnology PLC	(4,717)	(76,693)	2.21%
LCI Industries	(859)	(75,123)	2.17%
Cheesecake Factory, Inc. (The)	(1,518)	(73,870)	2.13%
Target Corporation	(678)	(70,718)	2.04%
Penn Entertainment, Inc.	(4,289)	(69,950)	2.02%
Camping World Holdings, Inc., Class A	(4,157)	(67,182)	1.94%
BJ's Restaurants, Inc.	(1,875)	(64,223)	1.85%
Patrick Industries, Inc.	(756)	(63,958)	1.84%
Yum! Brands, Inc.	(405)	(63,663)	1.84%
Harley-Davidson, Inc.	(2,521)	(63,653)	1.84%
Vail Resorts, Inc.	(397)	(63,487)	1.83%
RH	(270)	(63,276)	1.82%
Acushnet Holdings Corporation	(906)	(62,220)	1.79%
Dollar Tree, Inc.	(800)	(60,071)	1.73%
Floor & Decor Holdings, Inc., Class A	(721)	(58,003)	1.67%
Papa John's International, Inc.	(1,397)	(57,374)	1.65%
Dollar General Corporation	(652)	(57,323)	1.65%
Brunswick Corporation	(1,052)	(56,675)	1.63%
Cracker Barrel Old Country Store, Inc.	(1,457)	(56,562)	1.63%
LKQ Corporation	(1,309)	(55,665)	1.61%
BRP, Inc.	(1,638)	(55,308)	1.59%
Mister Car Wash, Inc.	(6,668)	(52,612)	1.52%
Dorman Products, Inc.	(416)	(50,196)	1.45%
United Parks & Resorts, Inc.	(1,098)	(49,919)	1.44%
Leggett & Platt, Inc.	(6,239)	(49,350)	1.42%
Genuine Parts Company	(414)	(49,266)	1.42%
Winnebago Industries, Inc.	(1,392)	(47,982)	1.38%
Newell Brands, Inc.	(7,152)	(44,340)	1.28%
Thor Industries, Inc.	(576)	(43,641)	1.26%
Polaris, Inc.	(1,034)	(42,337)	1.22%
Revolve Group, Inc.	(1,792)	(38,506)	1.11%
Lucky Strike Entertainment Corporation, Class A	(3,911)	(38,172)	1.10%
Malibu Boats, Inc., Class A	(1,174)	(36,015)	1.04%
Sonos, Inc.	(3,304)	(35,255)	1.02%
Frontdoor, Inc.	(885)	(34,009)	0.98%
Fox Factory Holding Corporation	(1,443)	(33,689)	0.97%
Other Underlying Index Components*	(29,506)	(215,557)	6.23%
		$(3,467,593)	100.00%

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2025

The following table represents the individual positions and related values of underlying securities of the GSGLPHRE Index Total Return Swap with
Goldman Sachs.^

Name	Quantity	Value	Weight
Hanesbrands, Inc.	(22,700)	$(130,953)	5.41%
Kingfisher PLC	(35,656)	(116,670)	4.82%
VF Corporation	(7,309)	(113,420)	4.68%
Buckle, Inc. (The)	(2,881)	(110,398)	4.56%
Tapestry, Inc.	(1,543)	(108,608)	4.49%
Amer Sports, Inc.	(3,894)	(104,075)	4.30%
Hennes & Mauritz AB, Class B	(7,623)	(100,073)	4.13%
Newell Brands, Inc.	(15,851)	(98,261)	4.06%
Sally Beauty Holdings, Inc.	(10,531)	(95,082)	3.93%
Nordstrom, Inc.	(3,835)	(93,760)	3.87%
Victoria's Secret & Company	(4,822)	(89,573)	3.70%
Revolve Group, Inc.	(3,847)	(82,660)	3.41%
Columbia Sportswear Company	(1,060)	(80,193)	3.31%
Skechers USA, Inc., Class A	(1,389)	(78,865)	3.26%
Bath & Body Works, Inc.	(2,573)	(78,002)	3.22%
Ollie's Bargain Outlet Holdings, Inc.	(551)	(64,080)	2.65%
Wolverine World Wide, Inc.	(4,564)	(63,470)	2.62%
Under Armour, Inc., Class A	(10,038)	(62,725)	2.59%
Levi Strauss & Company, Class A	(3,946)	(61,514)	2.54%
Gap, Inc. (The)	(2,858)	(58,887)	2.43%
Adidas AG	(246)	(57,731)	2.39%
Estee Lauder Companies, Class A	(779)	(51,413)	2.12%
Academy Sports & Outdoors	(1,123)	(51,191)	2.11%
Carter's, Inc.	(1,231)	(50,325)	2.08%
Oxford Industries, Inc.	(847)	(49,690)	2.05%
Canada Goose Holdings, Inc.	(6,105)	(48,529)	2.01%
Macy's, Inc.	(3,785)	(47,526)	1.96%
PVH Corporation	(614)	(39,707)	1.64%
Foot Locker, Inc.	(2,769)	(39,035)	1.61%
Hugo Boss AG	(1,024)	(38,597)	1.59%
Kohl's Corporation	(3,902)	(31,913)	1.32%
Kinnevik AB, Class B	(4,351)	(30,516)	1.26%
Steven Madden Ltd.	(1,137)	(30,272)	1.25%
Puma SE	(1,237)	(29,960)	1.24%
Crocs, Inc.	(216)	(22,969)	0.95%
ASOS PLC	(2,845)	(10,715)	0.44%
		$(2,421,358)	100.00%

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2025

The following table represents the individual positions and related values of underlying securities of the GSISI266 Index Total Return Swap with
Goldman Sachs.^

Name	Quantity	Value	Weight
JPY 2 Year Interest Rate Swap Mar 2027	(459,297,647)	$(3,056,436)	-229.89%
NOK 2 Year Interest Rate Swap Mar 2027	(9,629,931)	(919,838)	-69.19%
CHF 2 Year Interest Rate Swap Mar 2027	801,794	910,164	68.46%
Japan 10 Year Treasury Bond Future, Jun 2025	1	883,462	66.45%
CAD 2 Year Interest Rate Swap Mar 2027	1,147,378	803,332	60.42%
NZD 2 Year Interest Rate Swap Mar 2027	1,358,260	778,093	58.53%
SEK 2 Year Interest Rate Swap Mar 2027	(7,749,488)	(775,358)	-58.32%
GBP 2 Year Interest Rate Swap Mar 2027	(496,188)	(642,153)	-48.30%
Japan 10 Year Treasury Bond Future, Jun 2025	(1)	(562,993)	-42.35%
USD 2 Year Interest Rate Swap Mar 2027	(517,320)	(517,329)	-38.91%
AUD 2 Year Interest Rate Swap Mar 2027	785,479	494,743	37.21%
DKK 2 Year Interest Rate Swap Mar 2027	3,338,756	484,283	36.43%
Euro-BTP Future, Jun 2025	3	444,581	33.44%
U.S. 10 Year Treasury Note Future, Jun 2025	(4)	(406,414)	-30.57%
PLN 2 Year Interest Rate Swap Jun 2027	(1,473,864)	(381,466)	-28.69%
CNY 2 Year Interest Rate Swap Jun 2027	2,731,475	380,690	28.63%
INR 2 Year Interest Rate Swap Jun 2027	32,437,975	379,037	28.51%
KRW 2 Year Interest Rate Swap Jun 2027	554,926,150	378,409	28.46%
THB 2 Year Interest Rate Swap Jun 2027	12,799,748	377,386	28.39%
SGD 2 Year Interest Rate Swap Jun 2027	505,840	377,246	28.38%
EUR 2 Year Interest Rate Swap Mar 2027	347,115	375,689	28.26%
MXN 2 Year Interest Rate Swap Jun 2027	6,462,060	316,486	23.80%
Gold, 100 oz Future, Dec 2025	1	289,403	21.77%
Gold, 100 oz Future, Aug 2025	(1)	(287,388)	-21.62%
COP 2 Year Interest Rate Swap Jun 2027	(1,184,589,276)	(282,550)	-21.25%
JPY 2 Year Interest Rate Swap Mar 2027	39,582,794	263,407	19.81%
MYR 2 Year Interest Rate Swap Jun 2027	1,114,507	251,484	18.92%
Euro-Oat Future, Jun 2025	2	247,140	18.59%
Long Gilt Future, Jun 2025	(2)	(241,898)	-18.19%
JPY 5 Year Interest Rate Swap Mar 2030	35,952,798	239,251	18.00%
Euro-Oat Future, Jun 2025	2	236,762	17.81%
JPY 10 Year Interest Rate Swap Mar 2035	34,335,348	228,488	17.19%
Australia 10 Year Treasury Bond Future, Jun 2025	3	218,124	16.41%
ILS 2 Year Interest Rate Swap Jun 2027	(791,327)	(214,421)	-16.13%
HUF 2 Year Interest Rate Swap Jun 2027	(78,845,165)	(211,856)	-15.94%
ZAR 2 Year Interest Rate Swap Jun 2027	3,687,502	200,316	15.07%
HKD 2 Year Interest Rate Swap Jun 2027	(1,435,923)	(184,606)	-13.89%
CZK 2 Year Interest Rate Swap Jun 2027	(4,172,862)	(181,039)	-13.62%
U.S. 10 Year Treasury Note Future, Jun 2025	2	178,069	13.39%
Euro-BTP Future, Jun 2025	1	171,801	12.92%
Natural Gas Future, Jan 2026	4	168,864	12.70%
BRL 2 Year Interest Rate Swap Jan 2027	(844,663)	(146,493)	-11.02%
JPY 210 Year Interest Rate Swap Mar 2045	21,633,835	143,964	10.83%
CLP 2 Year Interest Rate Swap Jun 2027	(134,988,345)	(142,681)	-10.73%
Copper Future, Sept 2025	(1)	(113,914)	-8.57%
Copper Future, Dec 2025	1	113,671	8.55%
Natural Gas Future, May 2025	(3)	(104,437)	-7.86%
Silver Future Dec 2025	1	88,702	6.67%
Silver Future May 2025	(1)	(87,001)	-6.54%
Cattle Feeder Future, May 2025	1	84,150	6.33%
Other Underlying Index Components*	(15,460)	282,575	21.25%
		$1,329,501	100.00%

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2025

The following table represents the individual positions and related values of underlying securities of the JPMOLAG Index Total Return Swap with
JP Morgan.^

Name	Quantity	Value	Weight
Avis Budget Group, Inc.	142	$10,753	0.41%
Celsius Holdings, Inc.	270	9,634	0.36%
Ulta Beauty, Inc.	25	9,200	0.35%
Etsy, Inc.	193	9,102	0.34%
Wingstop, Inc.	40	9,067	0.34%
Sweetgreen, Inc., Class A	361	9,024	0.34%
Constellation Brands, Inc.	48	8,845	0.33%
Signet Jewelers Ltd.	152	8,842	0.33%
Schlumberger N.V.	210	8,779	0.33%
Wex, Inc.	56	8,755	0.33%
Weatherford International PLC	163	8,748	0.33%
Lamb Weston Holdings, Inc.	164	8,729	0.33%
Erie Indemnity Company, Class A	21	8,727	0.33%
Wayfair, Inc., Class A	272	8,720	0.33%
APA Corporation	415	8,715	0.33%
Transocean Ltd.	2,739	8,682	0.33%
MarketAxess Holdings, Inc.	40	8,612	0.33%
CoStar Group, Inc.	109	8,609	0.33%
Enphase Energy, Inc.	138	8,592	0.33%
Lucid Group, Inc.	3,536	8,557	0.32%
Manhattan Associates, Inc.	49	8,556	0.32%
Trade Desk, Inc. (The), Class A	156	8,534	0.32%
Adobe, Inc.	22	8,531	0.32%
e.l.f. Beauty, Inc.	136	8,514	0.32%
Trex Company, Inc.	146	8,492	0.32%
Cadence Design Systems, Inc.	33	8,482	0.32%
T Rowe Price Group, Inc.	92	8,428	0.32%
FMC Corporation	200	8,424	0.32%
Estee Lauder Companies, Class A	128	8,423	0.32%
Brown-Forman Corporation	247	8,400	0.32%
West Pharmaceutical Services	37	8,384	0.32%
Biogen, Inc.	61	8,348	0.32%
Advanced Micro Devices, Inc.	81	8,344	0.32%
Impinj, Inc.	92	8,319	0.31%
Snap, Inc., Class A	954	8,313	0.31%
Polaris, Inc.	203	8,299	0.31%
GXO Logistics, Inc.	211	8,256	0.31%
AES Corporation	665	8,255	0.31%
Align Technology, Inc.	52	8,250	0.31%
Cognex Corporation	276	8,246	0.31%
Bill Holdings, Inc.	180	8,241	0.31%
UiPath, Inc., Class A	799	8,228	0.31%
SolarEdge Technologies, Inc.	508	8,221	0.31%
Synopsys, Inc.	19	8,217	0.31%
Trump Media & Technology Group, Class A	419	8,188	0.31%
Olin Corporation	337	8,167	0.31%
United Parcel Service, Class B	73	8,078	0.31%
Illumina, Inc.	102	8,057	0.31%
ON Semiconductor Corporation	198	8,055	0.30%
Blackstone, Inc.	58	8,055	0.30%
Other Underlying Index Components*	173,362	2,213,396	83.84%
		$2,641,393	100.00%

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2025

The following table represents the individual positions and related values of underlying securities of the JPMOWIN Index Total Return Swap with
JP Morgan.^

Name	Quantity	Value	Weight
Corcept Therapeutics, Inc.	(147)	$(16,758)	0.63%
Primo Brands Corporation, Class A	(266)	(9,446)	0.35%
Sprouts Farmers Market, Inc.	(60)	(9,224)	0.35%
Pilgrim's Pride Corporation	(169)	(9,191)	0.34%
Fox Corporation, Class A	(161)	(9,098)	0.34%
Urban Outfitters, Inc.	(173)	(9,048)	0.34%
Brinker International, Inc.	(60)	(8,969)	0.34%
AT&T, Inc.	(317)	(8,966)	0.34%
Stride, Inc.	(70)	(8,869)	0.33%
Geo Group, Inc. (The)	(302)	(8,824)	0.33%
Duolingo, Inc.	(28)	(8,776)	0.33%
Intuitive Machines, Inc.	(1,172)	(8,732)	0.33%
FTAI Aviation Ltd.	(78)	(8,667)	0.32%
Targa Resources Corporation	(43)	(8,574)	0.32%
H&E Equipment Services, Inc.	(90)	(8,522)	0.32%
Unum Group	(105)	(8,517)	0.32%
Waystar Holding Corporation	(227)	(8,483)	0.32%
Cirrus Logic, Inc.	(84)	(8,392)	0.31%
Genpact Ltd.	(167)	(8,388)	0.31%
International Business Machines Corporation	(34)	(8,387)	0.31%
Ralph Lauren Corporation	(38)	(8,364)	0.31%
Fortinet, Inc.	(87)	(8,344)	0.31%
Smurfit Westrock PLC	(185)	(8,336)	0.31%
Jabil, Inc.	(61)	(8,301)	0.31%
Life Time Group Holdings, Inc.	(275)	(8,301)	0.31%
EchoStar Corporation, Class A	(322)	(8,241)	0.31%
Dillards, Inc., Class A	(23)	(8,209)	0.31%
Analog Devices, Inc.	(41)	(8,173)	0.31%
Cloudflare, Inc., Class A	(72)	(8,156)	0.31%
Tapestry, Inc.	(116)	(8,152)	0.30%
Reddit, Inc., Class A	(77)	(8,122)	0.30%
Group 1 Automotive, Inc.	(21)	(8,114)	0.30%
Twilio, Inc. Class A	(83)	(8,089)	0.30%
Carpenter Technology Corporation	(45)	(8,089)	0.30%
MicroStrategy, Inc., Class A	(28)	(8,063)	0.30%
IonQ, Inc.	(365)	(8,060)	0.30%
CrowdStrike Holdings, Inc., Class A	(23)	(8,000)	0.30%
InterDigital, Inc.	(39)	(7,966)	0.30%
Dutch Bros., Inc., Class A	(128)	(7,925)	0.30%
Interactive Brokers Group, Class A	(48)	(7,910)	0.30%
Axsome Therapeutics, Inc.	(68)	(7,883)	0.29%
Doximity, Inc., Class A	(136)	(7,877)	0.29%
NVIDIA Corporation	(72)	(7,848)	0.29%
Comstock Resources, Inc.	(382)	(7,772)	0.29%
Alaska Air Group, Inc.	(157)	(7,739)	0.29%
Upstart Holdings, Inc.	(167)	(7,680)	0.29%
Aurora Innovation, Inc.	(1,141)	(7,671)	0.29%
Kindryl Holdings, Inc.	(240)	(7,533)	0.28%
Marvell Technology, Inc.	(122)	(7,505)	0.28%
Kodiak Gas Services, Inc.	(201)	(7,492)	0.28%
Other Underlying Index Components*	(84,272)	(2,249,733)	84.16%
		$(2,673,479)	100.00%

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2025

The following table represents the individual positions and related values of underlying securities of the MSFDRUS I Index Total Return Swap with
Morgan Stanley.^

Name	Quantity	Value	Weight
Eli Lilly & Company	1,056	$872,161	6.54%
PDD Holdings, Inc. - ADR	4,581	542,161	4.07%
ONEOK, Inc.	5,384	534,200	4.01%
Targa Resources Corporation	2,421	485,338	3.64%
Novo Nordisk A/S, Class B	6,363	433,454	3.25%
CSL Ltd.	2,375	369,847	2.77%
Enbridge, Inc.	7,000	310,170	2.33%
Williams Companies, Inc. (The)	5,161	308,421	2.31%
Tencent Holdings Ltd.	4,744	303,044	2.27%
Technipfmc PLC	8,988	284,830	2.14%
Ferrari N.V.	645	273,662	2.05%
Loblaw Companies Ltd.	1,885	264,190	1.98%
Wheaton Precious Metals Corporation	(3,190)	(247,640)	-1.86%
Baker Hughes Company	5,526	242,868	1.82%
MPLX, L.P.	4,450	238,164	1.79%
Kinder Morgan, Inc.	8,053	229,752	1.72%
TC Energy Corporation	4,830	228,132	1.71%
Proya Cosmetics Company, Ltd.	18,595	211,910	1.59%
Agnico Eagle Mines Ltd.	1,915	207,605	1.56%
Antero Midstream Corporation	11,113	200,034	1.50%
Mitsubishi UFJ Financial Group, Inc.	14,783	198,236	1.49%
TransDigm Group, Inc.	143	197,810	1.48%
Keyera Corporation	6,230	193,674	1.45%
Brunello Cucinelli S.p.A.	1,633	186,551	1.40%
Harmony Gold Mining Company Ltd.	12,537	185,171	1.39%
Franco-Nevada Corporation	(1,164)	(183,400)	-1.38%
Dollarama, Inc.	1,687	180,419	1.35%
EQT Corporation	3,371	180,113	1.35%
BorgWarner, Inc.	(6,258)	(179,292)	-1.34%
Aptiv PLC	(2,951)	(175,585)	-1.32%
Magna International, Inc.	(4,756)	(161,656)	-1.21%
Republic Services, Inc.	667	161,521	1.21%
Eneos Holdings, Inc.	(30,866)	(161,009)	-1.21%
Walt Disney Company (The)	(1,607)	(158,611)	-1.19%
Visteon Corporation	(2,041)	(158,422)	-1.19%
Saipem SPA	67,962	157,409	1.18%
Enterprise Products Partners	4,604	157,181	1.18%
China Petroleum & Chemical Corporation, Class H	(290,525)	(153,099)	-1.15%
Eaton Corporation PLC	(562)	(152,768)	-1.15%
Kinross Gold Corporation	12,109	152,694	1.15%
Idemitsu Kosan Company Ltd.	(21,612)	(151,747)	-1.14%
International Consolidated Airline	44,572	150,199	1.13%
China Shenhua Energy Company, Class H	(36,962)	(149,885)	-1.12%
Phillips 66	(1,213)	(149,781)	-1.12%
Constellation Brands, Inc.	(811)	(148,835)	-1.12%
Schlumberger N.V.	3,544	148,139	1.11%
Toyota Motor Corporation	(8,294)	(144,676)	-1.08%
Molson Coors Beverage Company, Class B	(2,350)	(143,045)	-1.07%
Meituan Dianping, Class B	7,109	142,358	1.07%
Gold Fields Ltd.	6,426	141,950	1.06%
Other Underlying Index Components*	(304,676)	6,881,123	51.60%
		$13,335,040	100.00%

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2025

The following table represents the individual positions and related values of underlying securities of the XRJPFLC1 Index Total Return Swap with
JP Morgan.^

Name	Quantity	Value	Weight
Markit CDX.NA.IG.44 Credit Default Swap, Jun 2030	773,519	$773,519	25.48%
Markit ITRAXX Europe Credit Default Swap, Jun 2030	441,369	477,826	15.74%
JPY 3 Year Interest Rate Swap Sept 2028	(45,585,930)	(304,264)	-10.02%
Japan 10 Year Treasury Bond Future, Jun 2025	-	(299,352)	-9.86%
JPY 3 Year Interest Rate Swap Jun 2028	(43,051,736)	(287,349)	-9.46%
GBP 3 Year Interest Rate Swap Sept 2028	216,033	279,546	9.21%
Gold, 100 oz Future, Jun 2025	(1)	(275,668)	-9.08%
GBP 3 Year Interest Rate Swap Sept 2028	211,181	273,226	9.00%
WTI Crude Future, May 2025	(4)	(271,297)	-8.94%
GBP 3 Year Interest Rate Swap Jun 2028	208,708	270,068	8.89%
GBP 3 Year Interest Rate Swap Jun 2028	203,565	263,373	8.67%
USD 3 Year Interest Rate Swap Jun 2028	262,805	262,805	8.66%
AUD 3 Year Interest Rate Swap Sept 2028	414,739	259,502	8.55%
EUR 3 Year Interest Rate Swap Sept 2028	239,643	259,437	8.54%
USD 3 Year Interest Rate Swap Sept 2028	257,989	257,989	8.50%
CAD 3 Year Interest Rate Swap Sept 2028	366,905	255,806	8.42%
EUR 3 Year Interest Rate Swap Jun 2028	226,446	245,151	8.07%
AUD 3 Year Interest Rate Swap June 2028	387,592	242,516	7.99%
CAD 3 Year Interest Rate Swap Jun 2028	346,131	241,323	7.95%
S&P 500 Emini Future, Jun 2025	1	239,610	7.89%
Brent Crude Future, Jun 2025	3	239,434	7.89%
Gold, 100 oz Future, Jun 2025	(1)	(217,978)	-7.18%
Canadian 10 Year Treasury Bond Future, Jun 2025	(2)	(189,612)	-6.24%
Copper Future, May 2025	(1)	(182,014)	-5.99%
JPY 3 Year Interest Rate Swap Sept 2028	(26,516,479)	(177,740)	-5.85%
USD 3 Year Interest Rate Swap Jun 2028	176,674	176,674	5.82%
USD 3 Year Interest Rate Swap Sept 2028	172,916	172,916	5.69%
JPY 3 Year Interest Rate Swap Jun 2028	(25,057,938)	(167,963)	-5.53%
LME Primary Aluminum Future, May 2025	2	145,428	4.79%
Soybean Future, May 2025	3	144,489	4.76%
Markit CDX.NA.HY.44 Credit Default Swap, Jun 2030	140,864	140,864	4.64%
Markit CDX.NA.HY.43 Credit Default Swap, Dec 2029	140,864	140,864	4.64%
Silver Future May 2025	1	139,457	4.59%
Corn Future, May 2025	(6)	(139,400)	-4.59%
CHF 3 Year Interest Rate Swap Sept 2028	(110,921)	(125,884)	-4.15%
Euro-Bund Future, Jun 2025	1	124,014	4.08%
Corn Future, May 2025	(5)	(122,342)	-4.03%
WTI Crude Future, May 2025	(2)	(120,254)	-3.96%
CHF 3 Year Interest Rate Swap Jun 2028	(103,658)	(117,641)	-3.87%
LME Nickel Future, May 2025	(1)	(117,516)	-3.87%
Corn Future, Sept 2025	5	117,484	3.87%
LME Copper Future, May 2025	-	(116,894)	-3.85%
NY Harbor ULSD Future, May 2025	1	115,159	3.79%
LME Zinc Future, May 2025	(2)	(114,135)	-3.76%
Soybean Future, May 2025	(2)	(111,058)	-3.66%
Corn Future, May 2025	(5)	(106,432)	-3.51%
Wheat (CBT) Future, Sept 2025	3	101,145	3.33%
Soybean Future, Nov 2025	2	100,366	3.31%
Sugar #11 (World) Future, May 2025	(5)	(99,898)	-3.29%
Soybean Future, May 2025	(2)	(99,781)	-3.29%
Other Underlying Index Components*	13,612,059	340,763	11.22%
		$3,036,282	100.00%

^ Components include cash and foreign cash balances which may not be reflected below.
*Largest 50 underlying components by market value at March 31, 2025.